As Filed with the Securities and Exchange Commission on March 31, 2004
                    Registration Nos.: 333-25289; 811-08183

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 12 (X)
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              Amendment No. 13 (X)
                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                            125 Wolf Road, Suite 110
                             Albany, New York 12205
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
              c/o First Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts.

It is proposed that this filing will become effective (check appropriate space)

___     Immediately upon filing pursuant to paragraph (b) of Rule 485.

___     On _________, 2004, pursuant to paragraph (b) of Rule 485.

 X      60 days after filing pursuant to paragraph (a)(1) of Rule 485.
___

___     On _________, 2004, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Schwab Select Annuity(R)
             A flexible premium deferred variable and fixed annuity

                                    Issued by

                First Great-West Life & Annuity Insurance Company

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Overview


This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued on a group basis by First Great-West Life & Annuity Insurance Company ("we, us or First GWL&A").


How to Invest


The minimum initial Contribution is:

o    $5,000,
o    $2,000 if an Individual Retirement Account ("IRA"), or
o    $1,000 if  subsequent  Contributions  are made via  Automatic  Contribution
     Plan.


The minimum subsequent Contribution is:
o    $500 per Contribution, or
o    $100 per Contribution if made via Automatic Contribution Plan.

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

o    Alger American Growth Portfolio - Class O Shares
o    Alger American MidCap Growth Portfolio - Class O Shares
o    AllianceBernstein VP Utility Income Portfolio - Class A Shares
o    American Century VP Balanced Fund - Original Class Shares
o    American Century VP International Fund - Original Class Shares
o    American Century VP Value Fund - Original Class Shares
o    Baron Capital Asset Fund: Insurance Shares
o    Delaware VIP Small Cap Value Series
o    Dreyfus GVIT Mid Cap Index Fund - Class II
o    Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares
o    Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o    Dreyfus  Variable  Investment Fund Developing  Leaders  Portfolio - Initial
     Shares
o    Dreyfus  Variable  Investment  Fund  Growth and Income  Portfolio - Initial
     Shares
o    Federated American Leaders Fund II - Primary Shares
o    Federated Fund for U.S. Government Securities II
o    Federated Capital Income Fund II
o    INVESCO VIF - Core Equity Fund
o    INVESCO VIF - High Yield Fund
o    INVESCO VIF - Technology Fund
o    Janus Aspen Series Balanced Portfolio - Institutional Shares
o    Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o    Janus Aspen Series Growth Portfolio - Institutional Shares
o    Janus Aspen Series Growth and Income Portfolio - Institutional Shares
o    Janus Aspen Series International Growth Portfolio - Institutional Shares
o    Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o    Oppenheimer Global Securities Fund/VA
o    PIMCO Variable Insurance Trust High Yield Portfolio
o    PIMCO Variable Insurance Trust Low Duration Portfolio
o    Prudential Series Fund Equity Portfolio - Class II
o    Safeco RST Core Equity Portfolio (formerly SAFECO RST Equity Portfolio)
o    Safeco RST Growth Opportunities Portfolio
o Safeco RST Small-Cap Value Portfolio (formerly SAFECO RST Small Company Value Portfolio)

o    Schwab MarketTrack Growth Portfolio II
o    Schwab Money Market Portfolio
o    Schwab S&P 500 Portfolio

o    Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o    Scudder Variable Series I Growth and Income - Class A Shares
o    Scudder Investments VIT EAFE(R) Equity Index Fund - Class A Shares
o    Scudder Investments VIT Small Cap Index Fund - Class A Shares
o    Strong Multi Cap Value Fund II
o    Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.


                  The date of this Prospectus is April 30, 2004

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.




Until March 1, 2003, you were permitted to allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Effective March 1, 2003, you may no longer make Contributions or Transfers to the Guarantee Period Fund. If you currently have amounts allocated to the Guarantee Period Fund, it may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout  Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries' lifetime or for a specified period of time. The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking Guarantee Period" and "Market Value Adjustment" on page ___.


                                        2

For account information, please contact:


    Annuity Administration Department
    P.O. Box 173921
    Denver, Colorado 80217-3921

    800-838-0649


This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated April 30, 2004 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. A listing of the contents of the Statement of Additional Information may be found on page ___ of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http:// www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.


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Table of Contents

Definitions.....................................
Summary.........................................
  How to contact Schwab Insurance Services......
Variable Annuity Fee Tables.....................
Example.........................................
Condensed Financial Information.................
First Great-West Life & Annuity
Insurance Company...............................
The Series Account..............................
The Portfolios..................................
  Meeting Investment Objectives.................
  Where to Find More Information
  About the Portfolios..........................
  Addition, Deletion or Substitution............
The Guarantee Period Fund.......................
  Investments of the Guarantee Period Fund......
  Subsequent Guarantee Periods..................
  Breaking a Guarantee Period...................
  Interest Rates................................
  Market Value Adjustment.......................
Application and Initial Contributions...........
Free Look Period................................
Subsequent Contributions........................
Annuity Account Value...........................
Transfers.......................................

   Market Timing and Excessive Trading..........
  Possible Restrictions.........................
  Automatic Custom Transfers....................

Withdrawals.....................................
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees........................
  Tax Consequences of Withdrawals...............
Telephone and Internet Transactions.............
Death Benefit...................................
  Beneficiary...................................
  Distribution of Death Benefit.................
Charges and Deductions..........................
  Mortality and Expense Risk Charge.............
  Contract Maintenance Charge...................
  Transfer Fees.................................
  Expenses of the Portfolios....................
  Premium Tax...................................
  Other Taxes...................................
Payout Options..................................
  Periodic Withdrawals..........................
  Annuity Payouts...............................
Seek Tax Advice.................................
Federal Tax Matters.............................
  Taxation of Annuities.........................
  Individual Retirement Annuities...............
Assignments or Pledges..........................
Performance Data................................
  Money Market Yield............................
  Average Annual Total Return...................

Distribution of the Contracts...................
Voting Rights...................................
Rights Reserved by First GWL&A..................
Legal Proceedings...............................
Legal Matters...................................
Experts.........................................
Available Information...........................
Table of Contents of Statement of
Additional Information..........................
Appendix A--Condensed Financial Data.............
Appendix B--Market Value Adjustments.............
Appendix C--Net Investment Factor................

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Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.


Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant ("Primary Annuitant").

Annuity Account--An account established by us in your name that reflects all account activity under your Contract.


Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest--This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution. Currently, under New York law, the minimum rate is 3%.


Contribution(s)--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
The Schwab Select Annuity Structure

                              Your Annuity Account


     Variable Account                           Fixec Account
Contains the money you contribute      Contains the money you contribute to
 to variable investment options            fixed investment options
    (the Sub-accounts)                    (the Guarantee Period Fund)


         Sub-Accounts                       Guarantee Period Fund
Shares of the Portfolio are held      You can choose a guarantee period of
    in Sub-Accounts.  there is one           three to ten years
  Sub-Account for each Portfolio

          Portfolio


Your total Annuity Account can be made up of a variable and a fixed account.
--------------------------------------------------------------------------------
Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more Guarantee Periods may be subject to a Market Value Adjustment. Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.


Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority that might be assessed at the time you make a Contribution or when annuity payments begin. Currently, the Premium Tax rate in New York for annuities is 0%.


Request--Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Administration Department at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.


Series Account--Variable Annuity-1 Series Account, the segregated asset account established by First GWL&A under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer--Moving money from and among the Sub-Account(s), and from the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.


--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options and, until March 1, 2003, a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, if you have previously directed Contribution(s) or Transfers to the Guarantee Period Fund, they may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest, and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made. The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.

--------------------------------------------------------------------------------
How to contact Schwab Insurance Services:
Schwab Insurance Services
101 Montgomery Street
San Francisco, CA 94104
Attention: Insurance & Annuities Department
800-838-0649
--------------------------------------------------------------------------------

Your initial Contribution must be at least $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.


The money you contribute to the Contract will be invested at your direction, except during your "free look period." The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page ___ of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawal.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page ___.


For accounts under $50,000, we deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date. There is no annual contract maintenance charge for accounts of $50,000 or more as of the applicable Contract anniversary date. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed on page ___ of this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page ___ of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

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VARIABLE ANNUITY FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or Transfer cash value between investment options. State Premium Taxes may also be deducted.


                       Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:            None
(as a percentage of purchase payments)

Surrender Charge:                           None
(as a percentage of purchase payments)

Maximum Transfer Charge:                    $10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge          $25*


* The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.


                                Series Account Annual Expenses
                      (as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:                 0.85%

Account Fees and Expenses:                         None

Total Series Account Annual Expenses:              0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses                 Minimum       Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses)                 0.32%    --   1.61%(1)


--------

1 The expenses shown do not reflect any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.44%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.



THE ABOVE EXPENSES FOR THE ELIGIBLE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


--------------------------------------------------------------------------------
EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.


This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.


Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period would be:


        1 year        3 years       5 years        10 years
        ------        -------       -------        --------
        $257          $830          $1,488          $3,557

The example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Annuity Account Value upon full surrender, death or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page ___ of this Prospectus.


Condensed Financial Information


Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account for each calendar year since inception. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the contract maintenance charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.


--------------------------------------------------------------------------------
First Great-West Life & Annuity
Insurance Company

First GWL&A became licensed to do business in 1997. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and Iowa.


First GWL&A is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.


--------------------------------------------------------------------------------
The Series Account

We established the Variable Annuity-1 Series Account in accordance with New York laws on January 15, 1997.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account. We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 41 Sub-Accounts, all of which are available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.


--------------------------------------------------------------------------------
The Portfolios


The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:
o       holds its assets separate from the assets of the other Portfolios,
o       has its own distinct investment objective and policy, and
o       operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.


Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

AllianceBernstein Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.

AllianceBernstein VP Utility Income Portfolio - Class A Shares seeks current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.


American    Century    Variable    Portfolios,    Inc.--advised    by   American
Century(R)Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.


American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.


Baron Capital Funds Trust--advised by BAMCO, Inc. of New York, New York.


Baron Capital Asset Fund - Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

Delaware VIP Trust--advised by Delaware Management Company, Philadelphia, Pennsylvania.

Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation by investing, under normal circumstances, at least 80% of the Series' net assets in investments of small companies, those having a market capitalization generally less than $2 billion at the time of purchase. Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value, or cash flow.

Dreyfus Investment Portfolios--advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depository receipts, including those issued in initial public offerings or shortly thereafter.


Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks to provide long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.


Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks to maximize capital appreciation. To pursue this goal, under normal circumstances, the Portfolio invests primarily in small-cap companies which are companies with total market capitalizations of less than $2 billion at the time of purchase. The Portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the Portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities including those issued in initial public offerings.


Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks to provide long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies.

Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing primarily in both equity and fixed income securities that have high relative income potential.


Gartmore Variable Insurance Trust--advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.

Dreyfus GVIT Mid Cap Index Fund - Class II seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.


INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado.

INVESCO VIF-Core Equity Fund seeks high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in a combination of common and preferred stocks. At least 50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund are generally expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to equity securities that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depositary Receipts ("ADRs"). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government and corporate bonds that are rated investment grade at the time of purchase. The Fund was formerly called the Industrial Income Portfolio and the Equity Income Fund.

INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly called "junk bonds," and preferred stock with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

INVESCO VIF-Technology Fund seeks capital growth and normally invests 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

Janus Aspen Series--advised by Janus Capital Corporation of Denver, Colorado.


Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities, including agency securities, and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.


Janus Aspen Series Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.


Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times, under unusual circumstances, invest in fewer than five countries or even a single country.

Oppenheimer Variable Account Funds--advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust--advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Prudential Series Fund, Inc.--advised by the Prudential Investments LLC of Newark, New Jersey.

Prudential Series Fund Equity Portfolio - Class II seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that are superior to broadly-based stock indices. Current income, if any, is incidental.

Safeco Resource Series Trust--advised by Safeco Asset Management Company of Seattle, Washington.

Safeco RST Core Equity Portfolio (formerly Safeco RST Equity Portfolio) has as its investment objective to seek long-term capital growth and reasonable current income. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.

Safeco RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Safeco RST Small-Cap Value Portfolio (formerly Safeco RST Small Company Value Portfolio) has as its investment objective to seek long-term growth of capital through investing mainly in small sized companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than 1.5 billion.


Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.


Schwab MarketTrack Growth Portfolio IITM seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market PortfolioTM seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.

Scudder Variable Series I--advised by Deutsche Investment Management Americas, Inc. of New York, New York.


Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.


Scudder Variable Series 1 Growth and Income Portfolio -Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.


The Scudder Investment VIT Funds are advised by Deutsche Asset Management, Inc. of New York, New York, and sub-advised by Northern Trust Investments, Inc. of Chicago, Illinois.

Scudder VIT EAFE(R) Equity Index Fund - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index, which emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East.

Scudder VIT Small Cap Index Fund - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index,which emphasizes stocks of small U.S. companies.


The Strong Variable Insurance Funds, Inc.--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

The Strong Multi Cap Value Fund II invests, under normal conditions, at least 80% of its net assets in common stocks of small-, medium-, and large-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund's manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation, or positive timing in the business cycle. The Fund may also invest up to 30% of its net assets in foreign securities. The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

The Universal Institutional Funds, Inc.--advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."

Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.


First GWL&A and GWFS Equities, Inc. ("GWFS") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are  contributing to a Sub-Account  corresponding  to a Portfolio that is
being  discontinued,   you  will  be  given  notice  prior  to  the  Portfolio's
elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.


--------------------------------------------------------------------------------
The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund are deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Consequently, these assets accrue solely to the benefit of First GWL&A and any gain or loss in the non-unitized market value separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

Each Guarantee Period has its own stated rate of interest and maturity date determined by the date the Guarantee Period was established and the term you choose.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page ___). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page
___.

Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:


o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government,
o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service,
o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above, and/or

o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods

Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Breaking a Guarantee Period


In general, if you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a Request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.


If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates


The declared annual rates of interest are guaranteed throughout the Guarantee Period. The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates. The Contractual Guarantee of a Minimum Rate of Interest, based on New York standard non-forfeiture law, is 3%.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First GWL&A considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you have allocated to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

o surrender your investment in the Guarantee Period Fund, Transfer money from the Guarantee Period Fund,
o    partially withdraw money from the Guarantee Period Fund,
o apply amounts from the Fund to purchase an annuity to receive payouts from your account, or

o    take a periodic withdrawal.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

o    Transfer to a Sub-Account offered under this Contract,

o    surrenders, partial withdrawals, annuitization or periodic withdrawals, or

o    a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.


--------------------------------------------------------------------------------
Application and Initial Contributions


The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.


--------------------------------------------------------------------------------
Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Contract. During the free look period, all Contributions will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on your application. As of March 1, 2003, you may no longer make new Contributions to the Guarantee Period Fund.

During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded:

o    Contributions less withdrawals and distributions, or
o    Annuity Account Value.

If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at First GWL&A.
--------------------------------------------------------------------------------
Subsequent Contributions


Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval. Additional Contributions will be priced and credited on the date received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be priced and credited on the next business day the NYSE is open for business.


Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

First GWL&A reserves the right to modify the limitations set forth in this section.

--------------------------------------------------------------------------------
Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account.

Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

o    net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o    minus the daily mortality and expense risk charge,
o minus any applicable reductions for the contract maintenance charge deducted on the Contract anniversary date,
o    minus any applicable Transfer fees, and
o    minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.


Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's net investment factor for the valuation period. The formula used to calculate the net investment factor is discussed in Appendix C.


Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts, and from the Guarantee Periods, by Request to the Annuity Administration Department at First GWL&A.

Your Request must specify:

o    the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and
o    the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and from the Guarantee Period Fund during any calendar year, but as of March 1, 2003, Contract Owners may no longer make Transfers to the Guarantee Period Fund. We reserve the right to limit the number of Transfers you make. See, "Market Timing and Excessive Trading" below regarding possible Portfolio restrictions on Transfers.

There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date (a rebalancing Transfer that is not quarterly, semi-annual or annual), it will be counted as a separate and additional Transfer. See "Rebalancer" on page __ for more details.

A Transfer generally will be priced and credited on the date the Request for Transfer is received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day we and the NYSE are open for business. Transfer Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

o    requiring  some  form  of  personal   identification  prior  to  acting  on
     instructions,
o    providing written confirmation of the transaction, and/or
o    tape recording the instructions given by telephone.


If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.


Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective. Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page ___. If you Request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. In general, proposed SEC rules and the Portfolios define market timing activity to be the movement in and out of a Sub-Account in a five-day period designed to take advantage of short-term market fluctuations based upon expected increases in Sub-Account unit values. Excessive trading activity is defined as purchase and sale transactions of an Owner that occurs with such frequency and/or such size as to materially affect the Portfolio's ability to meet its investment objective in the judgment of the Portfolio. Portfolios may report suspected market timing or excessive trading transfer activity. However, not all market timing or excessive trading transfer activity can be prevented, as it may not be possible to identify it unless and until a trading pattern is established. If suspected market timing or excessive trading activity is identified by the Portfolios, we will take corrective action at the request of the Portfolio consistent with the terms of the Contract and applicable law.


Possible Restrictions


We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer Requests be made by you and not by your designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.


Automatic Custom Transfers

Dollar Cost Averaging


You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.


--------------------------------------------------------------------------------
How dollar cost averaging works:
 -------- ---------  -------- --------
 Month   Contribution Units     Price
                      Purchased per
                                unit

 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.     $250      10       $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.      250      12        20.83
  -------- --------- -------- --------
 -------- --------- -------- --------
  Mar.     250      20        12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.      250      20        12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May       250      15        16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June      250      12        20.83
 -------- --------- -------- --------
 Average market value per unit
 $18.06

 Investor's average cost per unit
 $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

--------------------------------------------------------------------------------


If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:


o The minimum amount that can be Transferred out of the selected Sub-Account is $100, and


o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.


You may not participate in dollar cost averaging and rebalancer at the same time.

First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.


Rebalancer


Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.


--------------------------------------------------------------------------------
How rebalancer works:

--------------------------------------------------------------------------------
Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:
[GRAPHIC OMITTED]
  Stocks 60%
        Large Company 30%
        Small Company 15%
        International 15%

  Bonds  30%
  Cash   10%

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[GRAPHIC OMITTED]
  Stocks 75%
        Large Company 35%
        Small Company 20%
        International 20%

  Bonds  20%
  Cash    5%

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

--------------------------------------------------------------------------------

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.


If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.


On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

You may not participate in dollar cost averaging and rebalancer at the same time.


--------------------------------------------------------------------------------
Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal Request to the Annuity Administration Department at First GWL&A. Withdrawals are not permitted by telephone, fax or Internet.


Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the effective date of the withdrawal, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page ___.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date, and

o    A partial  withdrawal or a surrender will be effective upon the Transaction
     Date.

A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract. Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.


After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated investment manager or financial advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.


Tax Consequences of Withdrawals


Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant. In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals, including partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the withdrawals paid and the related withholding.


You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page ___.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone and Internet Transactions


You may also make Transfer Requests by telephone, fax and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time on any day we and the NYSE are open will be priced and credited on that day at that day's unit value. Those received after 4:00 p.m. Eastern Time will be priced and credited on the next business day we and the NYSE are open for business, at that day's unit value.


We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

o    requiring  some  form  of  personal   identification  prior  to  acting  on
     instructions,
o    providing written confirmation of the transaction, and/or
o    tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone, fax or Internet.

--------------------------------------------------------------------------------
Death Benefit


Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued after April 30, 2004 will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date the Request for payout is received, less any Premium Tax, or



o    the sum of Contributions,  less Proportional Withdrawals,  less any Premium
     Tax.

The Death Benefit, if any, for Contracts issued prior to April 30, 2004, will be equal to the greater of:

o the Annuity Account Value plus an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or

o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued after April 30, 2004) are withdrawals, if any, made by you, whether partial or periodic, which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.


The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

o    payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

o    payout in a single sum that may be subject to a Market Value Adjustment, or
o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment. In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.


The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:


o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, and

o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by First GWL&A from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.


If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

--------------------------------------------------------------------------------
Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.


If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary at least as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner unless the Joint Owner elects to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.


In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

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Charges and Deductions


No amounts will be deducted from your Contributions, except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions from your Variable Account Value for:

o    Premium Tax, if applicable,

o    Certain Transfers,
o    a Contract Maintenance Charge, and
o charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.


Contract Maintenance Charge


We currently deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The contract maintenance charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the contract maintenance charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the contract maintenance charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the contract maintenance charge.

The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until an anniversary date on which such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the contract maintenance charge.


Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee.

Expenses of the Portfolios


The value of the assets in the Sub-Accounts reflect the value of corresponding Portfolio shares and therefore the fees and expenses paid by each Portfolio. A description of the fees, expenses, and deductions is included in this Prospectus under the Variable Annuity Fee Tables on page ___.


Premium Tax


We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the Premium Tax rate in New York for annuities is 0%. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.


Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options

During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.

Periodic Withdrawals


You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

o    The withdrawal frequency of 1-, 3-, 6- or 12-month intervals,

o    A minimum withdrawal amount of at least $100,

o    The calendar day of the month on which withdrawals will be made, and

o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o   Charges and fees under the Contract continue to apply.
o   Maturing Guarantee Periods renew into the Schwab Money Market Sub-Account.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero,
o    The Annuity Account Value is zero,
o    You Request that withdrawals stop,

o    You purchase an annuity option, or
o    The Owner or the Annuitant dies.

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If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.
--------------------------------------------------------------------------------

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Withdrawals" on page ___ and "Federal Tax Matters" on page ___.

Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

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If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

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The amount to be paid out is the Annuity Account Value on the Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal. Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.


For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout.

This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:

o Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months,
o Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months,
o Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years,
o Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due, or

o    Any other form of a fixed annuity acceptable to us.

Other Restrictions

Once payouts start under the annuity payout option you select:

o    no changes can be made in the payout option,
o    no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from qualified contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.


Annuity IRAs


The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law. Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.


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Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

A tax adviser should be consulted for further information.

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Federal Tax Matters


The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an individual retirement annuity ("Annuity IRA"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

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Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities


Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person," will generally not be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a distribution of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a beneficial Owner is a natural person. The rule also does not apply where:

o    The annuity Contract is acquired by the estate of a decedent,
o    The Contract is an Annuity IRA,

o    The Contract is a qualified funding asset for a structured settlement,

o The Contract is purchased on behalf of an employee upon termination of a qualified plan, or

o    The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal, including a full surrender, is taxed at ordinary income tax rates.


In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).


For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o   Made on or after the date on which the Owner reaches age 59 1/2,
o   Made as a result of death or disability of the Owner, or

o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire interest in the

    Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner, and


o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.


Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges


Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.


Individual Retirement Annuities

The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract.

If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA Annuity. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.


If a Contract is issued in connection with an employer's simplified employee pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.


--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a distribution as discussed above under "Taxation of Annuities." Please consult a competent tax adviser for further information

--------------------------------------------------------------------------------
Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield

The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return


The table on the following page illustrates standardized average annual total return for one- and five-year periods and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than 10 years) ended December 31, 2003. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.


Both the standardized and non-standardized data reflect the same calculation method which reflects the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated for periods preceding the inception date of the Sub-Account. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.


Average Annual Total Return as of 12/31/03 - Hypothetical $1,000 Contribution*

                                         Standardized Performance Data                    Non-Standardized Performance Data
                                          Length of Investment Period                          Length of Investment Period

Sub-Account                            1 year  5 years    Since    Inception  1 Year 3 years 5 years 10 years  Since       Inception
                                                        Inception  Date of                                    Inception      Date of
                                                           of      Sub-Account                                   of       Underlying
                                                        Sub-Account                                          Underlying    Portfolio
                                                                                                              Portfolio
                                                                                                               (if less
                                                                                                                than 10
                                                                                                                 years)
Alger American Growth - Class O Shares 34.04%  -2.74%   7.03%    11/1/1996  34.04%  -8.03%  -2.74%     9.24%       N/A     1/9/1989
Alger American MidCap Growth- Class O   N/A      N/A   23.04%+   6/2/2003   46.55%  -1.75%   6.04%    11.78%       N/A     5/3/1993
Shares
AllianceBernstein VP Utility Income    18.84%    N/A   20.92%    9/30/2002  18.84%  -10.98% -1.59%      N/A       6.26%    5/10/1994
Portfolio- Class A Shares
American Century VP Balanced Fund-      N/A      N/A   9.08%+    6/2/2003   18.54%   0.53%   1.34%     6.43%       N/A     5/1/1991
Original Class Shares
American Century VP International -    23.46%  -1.73%   4.05%    11/1/1996  23.46%  -11.89% -1.73%      N/A       4.30%    5/2/1994
Original Class Shares
American Century VP Value Fund-         N/A      N/A   16.04%+   6/2/2003   27.82%   7.38%   7.32%      N/A       9.95%    5/1/1996
Original Class Shares
Baron Capital Asset: Insurance Shares  28.92%    N/A    6.50%    5/3/1999   28.92%   6.91%   9.70%      N/A       15.17%   10/1/1998
Delaware VIP Small Cap Value Series    40.80%    N/A   13.70%    5/3/2001   40.80%  13.47%  10.03%    11.51%       N/A    12/27/1993
Dreyfus GVIT Mid Cap Index Fund- Class  N/A      N/A   20.49%+   6/2/2003   33.21%   3.04%   8.40%      N/A       8.49%   11/01/1997
II

Dreyfus Investment Portfolios MidCap    N/A      N/A   17.06%+   6/2/2003   30.64%   2.81%   5.06%      N/A       3.91%    5/01/1998
Stock Portfolio- Initial Shares
Dreyfus Variable Investment Fund       20.15%    N/A   -2.27%    5/3/1999   20.15%  -3.73%  -0.59%    10.36%       N/A     4/5/1993
Appreciation - Initial Shares
Dreyfus Variable Investment Fund       30.58%    N/A    0.81%    5/3/2001   30.58%  -0.85%   5.98%     8.82%       N/A     8/31/1990
Developing Leaders Portfolio- Initial
Shares
Dreyfus Variable Investment Fund       25.53%    N/A   -2.55%    5/3/1999   25.53%  -4.65%  -0.86%      N/A       9.03%    5/2/1994
Growth and Income - Initial Shares
Federated American Leaders Fund II     26.61%   0.38%   6.98%    11/1/1996  26.61%  -1.67%   0.38%      N/A       9.59%    2/10/1994
Primary Shares**

Federated Capital Income Fund II       19.69%  -6.86%  -0.24%    5/1/1997   19.69%  -8.29%  -6.86%      N/A       2.82%    2/10/1994
(formerly the Federated Utility Fund
II)**
Federated Fund for U.S. Government     1.50%    4.74%   5.19%    11/1/1996  1.50%    5.19%   4.74%      N/A       5.10%    3/28/1994
Securities II**
INVESCO VIF-Core Equity Fund           21.56%   0.78%   6.53%    11/1/1996  21.56%  -4.20%   0.78%      N/A       9.57%    8/9/1994
INVESCO VIF-High Yield Fund            23.98%  -0.63%   2.24%    11/1/1996  23.98%   0.75%  -0.63%      N/A       4.65%    5/26/1994
INVESCO VIF-Technology Fund            44.05%    N/A   -32.00%   3/1/2000   44.05%  -25.87% -4.52%      N/A       1.84%    5/20/1997
Janus Aspen Series Balanced             N/A      N/A   6.77%+    6/2/2003   13.08%  -0.29%   3.82%    10.67%       N/A     9/13/1993
Portfolio-Institutional Shares
Janus Aspen Series Flexible Income -   5.49%     N/A    5.65%    5/3/1999   5.49%    7.25%   5.51%     7.38%       N/A     9/13/1993
Institutional Shares
Janus Aspen Series Growth and Income   25.26%    N/A   -12.97%   5/3/2001   22.67%  -6.42%   3.75%      N/A       6.56%    5/1/1998
Portfolio- Institutional Shares****

Janus Aspen Series Growth -            30.60%  -3.03%   5.18%    11/1/1996  30.60%  -10.80% -3.03%     7.95%       N/A     9/13/1993
Institutional Shares
Janus Aspen Series International       33.78%    N/A    1.36%    5/3/1999   33.78%  -9.12%   2.42%      N/A       9.59%    5/2/1994
Growth - Institutional Shares
Janus Aspen Series Worldwide Growth -  22.95%  -1.02%   6.10%    11/1/1996  22.95%  -11.30% -1.02%     9.05%       N/A     9/13/1993
Institutional Shares
Oppenheimer Global Securities Fund     41.83%    N/A    1.35%    5/3/2001   41.83%  -1.52%   9.36%     8.95%       N/A    11/12/1990
PIMCO VIT High Yield Portfolio         21.89%    N/A   24.93%    9/30/2002  21.89%   6.63%   3.98%      N/A       3.74%    4/30/1998
PIMCO VIT Low Duration Portfolio        N/A      N/A   -0.44%+   6/2/2003   1.46%    4.73%    N/A       N/A       4.61%    2/16/1999
Prudential Series Fund Equity Class II 30.00%    N/A   -2.78%    5/3/1999   30.00%  -4.40%    N/A       N/A       -2.78%   5/3/1999
SAFECO RST Core Equity**               23.73%  -4.82%   2.02%    5/1/1997   23.73%  -6.55%  -4.82%     7.33%       N/A     4/3/1987
SAFECO RST Growth Opportunities**      41.75%    N/A    2.04%    5/3/1999   41.75%   1.12%   0.02%    11.33%       N/A     1/7/1993
SAFECO RST Small Cap Value Portfolio    N/A      N/A   22.79%+   6/2/2003   41.58%  17.17%  11.36%      N/A       8.64%    4/30/1997
Schwab MarketTrack Growth II**         25.90%   1.38%   6.13%    11/1/1996  25.90%  -1.42%   1.38%      N/A       6.13%    11/1/1996
Schwab Money Market Portfolio          -0.11%   2.36%   2.87%    11/1/1996  -0.11%   1.04%   2.36%      N/A       3.12%    5/3/1994
Schwab S&P 500**                       27.11%  -1.81%   6.74%    11/1/1996  27.11%  -5.23%  -1.81%      N/A       6.74%    11/1/1996
Scudder Variable Series I Capital      25.82%    N/A   -4.77%    5/3/1999   25.82%  -10.96% -3.33%     6.51%       N/A     7/16/1985
Growth - Class A Shares
Scudder Variable Series I Growth and   25.66%    N/A   -5.60%    5/3/1999   25.66%  -5.56%  -3.06%      N/A       7.10%    5/2/1994
Income - Class A Shares
Scudder VIT EAFE(R)Equity Index - Class 32.21%    N/A   -5.72%    5/3/1999   32.21%  -8.46%  -4.36%     N/A       -1.69%   8/22/1997
A Shares**

Scudder VIT Small Cap Index - Class A  45.20%    N/A    5.47%    5/3/1999   45.20%   4.96%   5.51%      N/A       4.55%    8/22/1997
Shares**
Strong Multi Cap Value II**            37.22%    N/A   -0.10%    5/3/1999   37.22%   2.56%   2.10%      N/A       1.72%   10/10/1997
Van Kampen Universal Institutional     36.34%  12.41%   8.16%    9/17/1997  36.34%  13.45%  12.14%      N/A       9.11%    3/3/1997
Funds  U.S. Real Estate*** - Class I
Shares**

* Each calculation assumes that the $1,000 initial Contribution was allocated to only one Sub-Account and no Transfers or subsequent Contributions were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the M&E charge of 0.85% and the Contract Maintenance Charge of $25 applicable to Annuity Accounts with less than $50,000 in value.

** Portfolio expenses in excess of defined amounts were reimbursed during one or more calendar years for these Portfolios. Without this expense reimbursement or waiver, any return percentages shown that include these calendar years would be lower.

*** On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio ("LIT Portfolio") were merged into the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio ("UIF Portfolio"). The LIT Portfolio was terminated following the merger. The Sub-Account that had invested in the LIT Portfolio until that time began investing in the UIF Portfolio. As a result, both the standardized and non-standardized performance shown above reflect only the performance of the UIF Portfolio and not that of the LIT Portfolio.

**** The Berger IPT-Large Cap Growth Fund ("Berger Fund") merged into the Janus Aspen Series Growth and Income Portfolio-Institutional Shares ("Janus G&I Fund") on March 21, 2003 ("Merger Date"). As a result, the Berger Fund Sub-Account merged into the Janus G&I sub-account. The standardized performance for the Janus G&I Fund Sub-Account reflects the combined performance of the Berger Fund Sub-Account from the beginning of the reporting period through the Merger Date, and the Janus G&I Fund Sub-Account from the Merger Date through March 31, 2003. The Janus G&I Fund Sub-Account inception date reflects the inception date of the Berger Fund Sub-Account in the Schwab Signature Annuity. The non-standardized performance for the Janus G&I Fund reflects the performance of only the Janus G&I Fund from the beginning of the reporting period through March 31, 2003.

+Because Sub-Account has been in existence for less then one year, returns are not annualized.


Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o    the ranking of or asset  allocation/investment  strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and
o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts


GWFS is the principal underwriter and distributor of the Contracts. GWFS is registered with the SEC as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


--------------------------------------------------------------------------------
Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in First GWL&A.

--------------------------------------------------------------------------------

Rights Reserved by First GWL&A


We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:


o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law,
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account,
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law,
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity,
o To change the time or time of day at which a valuation date is deemed to have ended, and/or

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

--------------------------------------------------------------------------------
Legal Proceedings
--------------------------------------------------------------------------------
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.

--------------------------------------------------------------------------------
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

--------------------------------------------------------------------------------
Experts

The financial statements included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Available Information

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the Registration Statement and its exhibits for further information. You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Administration Department
P.O. Box 173920
Denver, Colorado 80217-3920
1-800-838-0649

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.

You can also review and copy the Registration Statement and its exhibits and other reports and information filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

--------------------------------------------------------------------------------
Table of Contents of the Statement of Additional Information


The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as:

o    general information,

o information about First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account,

o    the calculation of annuity payouts,
o    postponement of payouts,
o    services,
o    withholding,
o    calculation of performance data, and
o    financial statements for The Series Account and First GWL&A.

--------------------------------------------------------------------------------

Appendix A--Condensed Financial Information
Selected data for accumulation units

Outstanding through each period ending December 31, 2003


                                                       Alliance
                              Alger         Alger     Bernstein VP    American     American      American
                            American      American       Utility     Century VP   Century VP    Century VP       Baron
                             Growth     MidCap Growth    Income       Balanced   International     Value     Capital Asset

---------------------------------------------------------------------------------------------------------------------------

Date Sub-Account             5/15/97       6/13/03       6/13/03      6/13/03       5/15/97       6/13/03       5/3/99
Commenced Operations

--------------------------

2003

--------------------------

 Beginning Unit Value            $10.87        $10.00        $10.00       $10.00         $9.11        $10.00        $10.46

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value               $14.57        $11.73        $10.64       $10.60        $11.25        $11.30        $13.48

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                137,615         6,127         6,307       17,735        67,081        12,443       106,084
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)              $2,005           $72           $67         $188          $754          $141        $1,430

--------------------------=================================================================================================
                          =================================================================================================
--------------------------

2002

--------------------------

 Beginning Unit Value            $16.36                                                 $11.54                      $12.29

--------------------------=================================================================================================

 Ending Unit Value               $10.87                                                  $9.11                      $10.46

--------------------------=================================================================================================

 Number of Units                161,233                                                 33,955                     109,736
Outstanding

                          =================================================================================================

 Net Assets (000's)              $1,753                                                   $309                      $1,148

--------------------------=================================================================================================

--------------------------

2001

--------------------------

 Beginning Unit Value            $18.72                                                 $16.44                      $11.04

--------------------------
                          =================================================================================================

 Ending Unit Value               $16.36                                                 $11.54                      $12.29

--------------------------
--------------------------=================================================================================================

 Number of Units                193,900                                                 27,230                      75,949
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)              $3,173                                                   $314                        $934

                          =================================================================================================

--------------------------

2000

--------------------------

 Beginning Unit Value            $22.15                                                 $19.93                      $11.43

--------------------------=================================================================================================

 Ending Unit Value               $18.72                                                 $16.44                      $11.04

--------------------------
                          =================================================================================================

 Number of Units                230,386                                                 51,924                      56,176
Outstanding

--------------------------
--------------------------=================================================================================================

 Net Assets (000's)              $4,312                                                   $853                        $620

                          =================================================================================================

--------------------------

1999


--------------------------

 Beginning Unit Value            $16.70                                                 $12.25                      $10.00

--------------------------
                          =================================================================================================

 Ending Unit Value               $22.15                                                 $19.93                      $11.43

--------------------------
--------------------------=================================================================================================

 Number of Units                230,184                                                 38,391                      31,570
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)              $5,098                                                   $765                        $361

                          =================================================================================================

                              Alger         Alger       Alliance      American     American      American        Baron
                                                      Bernstein VP
                            American      American       Utility     Century VP   Century VP    Century VP
                             Growth     MidCap Growth    Income       Balanced   International     Value     Capital Asset

---------------------------------------------------------------------------------------------------------------------------

--------------------------

1998


--------------------------

 Beginning Unit Value            $11.37                                                 $10.40

--------------------------
                          =================================================================================================

 Ending Unit Value               $16.70                                                 $12.25

--------------------------
--------------------------=================================================================================================

 Number of Units                157,993                                                 14,930
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)              $2,639                                                   $183

                          =================================================================================================

--------------------------

1997


--------------------------

 Beginning Unit Value            $10.00                                                 $10.00

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value               $11.37                                                 $10.40

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                 31,803                                                  4,713
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                $362                                                    $49                          (Continued)

--------------------------=================================================================================================



                          Delaware VIP     Dreyfus     Dreyfus VIF  Dreyfus VIF   Dreyfus VIF    Federated     Federated
                                                                                                               Fund For
                                                                                                                 U.S.
                            Small Cap                                 Growth &    Developing     American     Government
                          Value Series  MidCap Stock  Appreciation     Income       Leaders     Leaders II   Securities II

---------------------------------------------------------------------------------------------------------------------------

--------------------------

Date Sub-Account             6/13/03       6/13/03       5/3/99        5/3/99       6/13/03       5/15/97       5/15/97
Commenced Operations


--------------------------

2003


--------------------------

 Beginning Unit Value            $10.00        $10.00         $7.49        $7.06        $10.00        $10.97        $14.13

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value               $11.89        $11.42         $9.00        $8.86        $11.63        $13.89        $14.34

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                 18,088        17,043        97,696       15,047         2,339       141,565       169,417
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                $215          $195          $879         $133           $27        $2,005        $2,430

--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------

2002


--------------------------

 Beginning Unit Value                                         $9.07        $9.54                      $13.87        $13.07

--------------------------=================================================================================================

 Ending Unit Value                                            $7.49        $7.06                      $10.97        $14.13

--------------------------=================================================================================================

 Number of Units                                             98,923       52,809                     161,441       173,136
Outstanding

                          =================================================================================================

 Net Assets (000's)                                            $741         $373                      $1,810        $2,447

--------------------------=================================================================================================

--------------------------

2001


--------------------------

 Beginning Unit Value                                        $10.09       $10.22                      $14.61        $12.32

--------------------------
                          =================================================================================================

 Ending Unit Value                                            $9.07        $9.54                      $13.87        $13.07

--------------------------
--------------------------=================================================================================================

 Number of Units                                             56,202       67,001                     112,380       151,290
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                                            $510         $639                      $1,602        $1,977

                          =================================================================================================

--------------------------

2000


--------------------------

 Beginning Unit Value                                        $10.24       $10.71                      $14.39        $11.19

--------------------------=================================================================================================

 Ending Unit Value                                           $10.09       $10.22                      $14.61        $12.32

--------------------------
                          =================================================================================================

 Number of Units                                             47,486       50,895                      90,160        92,647
Outstanding

--------------------------
--------------------------=================================================================================================

 Net Assets (000's)                                            $479         $520                      $1,352        $1,141

                          =================================================================================================

--------------------------

1999


--------------------------

 Beginning Unit Value                                        $10.00       $10.00                      $13.60        $11.36

--------------------------
                          =================================================================================================

 Ending Unit Value                                           $10.24       $10.71                      $14.39        $11.19

--------------------------
--------------------------=================================================================================================

 Number of Units                                             36,666       29,117                     120,912        66,641
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                                            $376         $312                      $1,774          $746

                          =================================================================================================


                          Delaware VIP     Dreyfus     Dreyfus VIF  Dreyfus VIF   Dreyfus VIF    Federated     Federated
                                                                                                               Fund For
                                                                                                                 U.S.
                            Small Cap                                 Growth &    Developing     American     Government
                          Value Series  MidCap Stock  Appreciation     Income       Leaders     Leaders II   Securities II

---------------------------------------------------------------------------------------------------------------------------

--------------------------

1998


--------------------------

 Beginning Unit Value                                                                                 $11.66        $10.64

--------------------------
                          =================================================================================================

 Ending Unit Value                                                                                    $13.60        $11.36

--------------------------
--------------------------=================================================================================================

 Number of Units                                                                                     117,665        88,763
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                                                                                   $1,633        $1,008

                          =================================================================================================

--------------------------

1997


--------------------------

 Beginning Unit Value                                                                                 $10.00        $10.00

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value                                                                                    $11.66        $10.64

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                                                                                      67,882        32,659
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                                                                                     $792          $347
                                                                                                                     (Continued)

--------------------------=================================================================================================








                                                                                                  Janus         Janus
                            Federated                                                             Aspen      Aspen Series
                             Capital    Dreyfus GVIT   INVESCO VIF   INVESCO VIF  INVESCO VIF     Series       Flexible
                            Income II   MidCap Index   Core Equity   High Yield   Technology     Balanced       Income

---------------------------------------------------------------------------------------------------------------------------

--------------------------

Date Sub-Account             5/15/97       6/13/03       5/15/97      5/15/97       3/1/00        6/13/03       5/3/99
Commenced Operations


--------------------------

2003


--------------------------

 Beginning Unit Value             $7.99        $10.00        $11.44        $8.75         $1.58        $10.00        $12.27

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value                $9.56        $11.67        $13.91       $10.84         $2.28        $10.42        $12.95

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                  4,459        24,760       122,893       70,695       233,492        12,191       153,252
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                 $43          $289        $1,727         $794          $533          $127        $1,984

--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------

2002


--------------------------

 Beginning Unit Value            $10.60                      $14.27        $8.94         $3.01                      $11.20

--------------------------=================================================================================================

 Ending Unit Value                $7.99                      $11.44        $8.75         $1.58                      $12.27

--------------------------=================================================================================================

 Number of Units                  2,890                     134,274       56,845       237,751                     181,698
Outstanding

                          =================================================================================================

 Net Assets (000's)                 $23                      $1,555         $526          $377                      $2,230

--------------------------=================================================================================================

--------------------------

2001

--------------------------

 Beginning Unit Value            $12.39                      $15.81       $10.60         $5.60                      $10.49

--------------------------
                          =================================================================================================

 Ending Unit Value               $10.60                      $14.27        $8.94         $3.01                      $11.20

--------------------------
--------------------------=================================================================================================

 Number of Units                  4,108                     155,519       65,390       279,639                     109,721
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                 $44                      $2,239         $611          $840                      $1,229

                          =================================================================================================

--------------------------

2000


--------------------------

 Beginning Unit Value            $13.72                      $15.20       $12.10        $10.00                       $9.96

--------------------------=================================================================================================

 Ending Unit Value               $12.39                      $15.81       $10.60         $5.60                      $10.49

--------------------------
                          =================================================================================================

 Number of Units                  5,362                     139,214       91,172       234,077                      36,445
Outstanding

--------------------------
--------------------------=================================================================================================

 Net Assets (000's)                 $66                      $2,218         $990        $1,310                        $382

                          =================================================================================================

--------------------------

1999

--------------------------

 Beginning Unit Value            $13.61                      $13.35       $11.18                                    $10.00

--------------------------
                          =================================================================================================

 Ending Unit Value               $13.72                      $15.20       $12.10                                     $9.96

--------------------------
--------------------------=================================================================================================

 Number of Units                  3,821                     135,444      144,019                                     8,048
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                 $52                      $2,076       $1,770                                       $80

                          =================================================================================================


                                                                                                  Janus         Janus
                            Federated                                                             Aspen      Aspen Series
                             Capital    Dreyfus GVIT   INVESCO VIF   INVESCO VIF  INVESCO VIF     Series       Flexible
                            Income II   MidCap Index   Core Equity   High Yield   Technology     Balanced       Income

---------------------------------------------------------------------------------------------------------------------------

--------------------------

1998


--------------------------

 Beginning Unit Value            $12.05                      $11.68       $11.11

--------------------------
                          =================================================================================================

 Ending Unit Value               $13.61                      $13.35       $11.18

--------------------------
--------------------------=================================================================================================

 Number of Units                 20,842                     126,710      115,986
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                $284                      $1,707       $1,321

                          =================================================================================================

--------------------------

1997


--------------------------

 Beginning Unit Value            $10.00                      $10.00       $10.00

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value               $12.05                      $11.68       $11.11

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                    310                      66,563       58,931
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                  $4                        $777         $655                                       (Continued)

--------------------------=================================================================================================



                           Janus Aspen   Janus Aspen   Janus Aspen  Janus Aspen   Oppenheimer    PIMCO VIT     PIMCO VIT
                             Series                      Series        Series
                            Growth &                  International  Worldwide      Global
                            Income**    Series Growth    Growth        Growth    Securities VA  High Yield   Low Duration

---------------------------------------------------------------------------------------------------------------------------

--------------------------

Date Sub-Account             6/13/03       5/15/97       5/3/99       5/15/97       6/13/03       6/13/03       6/13/03
Commenced Operations


--------------------------

2003

--------------------------

 Beginning Unit Value            $10.00         $9.93         $7.98       $10.62        $10.00        $10.00        $10.00

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value               $10.97        $12.96        $10.67       $13.06        $12.42        $10.59         $9.92

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                  7,549       117,555        22,769      133,687        36,521         8,024        55,364
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                 $83        $1,524          $243       $1,746          $454           $85          $549

--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------

2002

--------------------------

 Beginning Unit Value                          $13.62        $10.81       $14.38

--------------------------=================================================================================================

 Ending Unit Value                              $9.93         $7.98       $10.62

--------------------------=================================================================================================

 Number of Units                              140,676        41,736      167,744
Outstanding

                          =================================================================================================

 Net Assets (000's)                            $1,396          $333       $1,782

--------------------------=================================================================================================

--------------------------

2001


--------------------------

 Beginning Unit Value                          $18.26        $14.21       $18.71

--------------------------
                          =================================================================================================

 Ending Unit Value                             $13.62        $10.81       $14.38

--------------------------
--------------------------=================================================================================================

 Number of Units                              195,165        64,470      197,508
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                            $2,658          $697       $2,841

                          =================================================================================================

--------------------------

2000

--------------------------

 Beginning Unit Value                          $21.55        $17.04       $22.37

--------------------------=================================================================================================

 Ending Unit Value                             $18.26        $14.21       $18.71

--------------------------
                          =================================================================================================

 Number of Units                              255,120        71,548      284,204
Outstanding

--------------------------
--------------------------=================================================================================================

 Net Assets (000's)                            $4,657        $1,016       $5,316

                          =================================================================================================

--------------------------

1999

--------------------------

 Beginning Unit Value                          $15.09        $10.00       $13.72

--------------------------
                          =================================================================================================

 Ending Unit Value                             $21.55        $17.04       $22.37

--------------------------
--------------------------=================================================================================================

 Number of Units                              235,562        43,283      234,428
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                            $5,076          $738       $5,244

                          =================================================================================================


                           Janus Aspen   Janus Aspen   Janus Aspen  Janus Aspen   Oppenheimer    PIMCO VIT     PIMCO VIT
                             Series                      Series        Series
                            Growth &                  International  Worldwide      Global
                            Income**    Series Growth    Growth        Growth    Securities VA  High Yield   Low Duration

---------------------------------------------------------------------------------------------------------------------------

--------------------------

1998

--------------------------

 Beginning Unit Value                          $11.22                     $10.73

--------------------------
                          =================================================================================================

 Ending Unit Value                             $15.09                     $13.72

--------------------------
--------------------------=================================================================================================

 Number of Units                              146,172                    179,884
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                            $2,206                     $2,468

                          =================================================================================================

--------------------------

1997


--------------------------

 Beginning Unit Value                          $10.00                     $10.00

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value                             $11.22                     $10.73

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                               42,290                     87,156
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                              $474                       $935                                      (Continued)

--------------------------=================================================================================================



                           Prudential    Safeco RST    Safeco RST   Safeco RST      Schwab     Schwab Money   Schwab S&P
                           Series Fund                   Growth      Small-Cap    MarketTrack
                             Equity      Core Equity  Opportunities    Value       Growth II      Market          500

---------------------------------------------------------------------------------------------------------------------------

--------------------------

Date Sub-Account             5/3/99        5/15/97       5/3/99       6/13/03       5/15/97       5/15/97       5/15/97
Commenced Operations


--------------------------

2003

--------------------------

 Beginning Unit Value             $6.75         $8.77        $7.77        $10.00        $10.91        $12.06        $10.58

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value                $8.78        $10.85       $11.01        $12.01        $13.74        $12.04        $13.45

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                  1,216        18,418       39,068        15,272        99,603       418,950       389,057
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                 $11          $200         $430          $183        $1,368        $5,045        $5,231

--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------

2002


--------------------------

 Beginning Unit Value             $8.80        $11.94       $12.57                      $13.01        $12.00        $13.75

--------------------------=================================================================================================

 Ending Unit Value                $6.75         $8.77        $7.77                      $10.91        $12.06        $10.58

--------------------------=================================================================================================

 Number of Units                    995        31,832       33,318                      98,384       507,990       348,653
Outstanding

                          =================================================================================================

 Net Assets (000's)                  $7          $279         $259                      $1,073        $6,125        $3,687

--------------------------=================================================================================================

--------------------------

2001

--------------------------

 Beginning Unit Value            $10.05        $13.29       $10.64                      $14.33        $11.67        $15.79

--------------------------
                          =================================================================================================

 Ending Unit Value                $8.80        $11.94       $12.57                      $13.01        $12.00        $13.75

--------------------------
--------------------------=================================================================================================

 Number of Units                    809        36,876       27,184                      47,996     1,093,341       278,148
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                  $7          $440         $342                        $625       $13,120        $3,825

                          =================================================================================================

--------------------------

2000


--------------------------

 Beginning Unit Value             $9.85        $15.02       $11.44                      $15.18        $11.11        $17.57

--------------------------=================================================================================================

 Ending Unit Value               $10.05        $13.29       $10.64                      $14.33        $11.67        $15.79

--------------------------
                          =================================================================================================

 Number of Units                 17,767        55,168       17,234                      54,059       810,042       255,805
Outstanding

--------------------------
--------------------------=================================================================================================

 Net Assets (000's)                $179          $733         $183                        $775        $9,452        $4,039

                          =================================================================================================

--------------------------

1999

--------------------------

 Beginning Unit Value            $10.00        $13.86       $10.00                      $12.80        $10.69        $14.71

--------------------------
                          =================================================================================================

 Ending Unit Value                $9.85        $15.02       $11.44                      $15.18        $11.11        $17.57

--------------------------
--------------------------=================================================================================================

 Number of Units                    N/A        77,732       19,507                      42,025       408,367       270,917
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                 N/A        $1,168         $223                        $638        $4,537        $4,759

                          =================================================================================================


                           Prudential    Safeco RST    Safeco RST   Safeco RST      Schwab     Schwab Money   Schwab S&P
                           Series Fund                   Growth      Small-Cap    MarketTrack
                             Equity      Core Equity  Opportunities    Value       Growth II      Market          500

---------------------------------------------------------------------------------------------------------------------------

--------------------------

1998

--------------------------

 Beginning Unit Value                          $11.19                                   $11.42        $10.27        $11.58

--------------------------
                          =================================================================================================

 Ending Unit Value                             $13.86                                   $12.80        $10.69        $14.71

--------------------------
--------------------------=================================================================================================

 Number of Units                               81,951                                   46,663       241,333       221,963
Outstanding

--------------------------=================================================================================================

 Net Assets (000's)                            $1,136                                     $597        $2,581        $3,264

                          =================================================================================================

--------------------------

1997


--------------------------

 Beginning Unit Value                          $10.00                                   $10.00        $10.00        $10.00

--------------------------=================================================================================================
                          =================================================================================================

 Ending Unit Value                             $11.19                                   $11.42        $10.27        $11.58

--------------------------=================================================================================================
                          =================================================================================================

 Number of Units                               33,471                                   17,850       168,197        73,884
Outstanding

--------------------------=================================================================================================
                          =================================================================================================

 Net Assets (000's)                              $375                                     $204        $1,727          $856
                                                                                                                        (Continued)

--------------------------=================================================================================================

--------------------------




                             Scudder       Scudder       Strong      Universal   Scudder VS I  Scudder VS I
                           Investments   Investments               Institutional
                            VIT EAFE(R)   VIT Small    Multi Cap     Fund U.S.      Capital      Growth &
                          Equity Index    Cap Index     Value II   Real Estate*     Growth        Income

-------------------------------------------------------------------------------------------------------------

--------------------------

Date Sub-Account             5/3/99        5/3/99        5/3/99       9/17/97       5/3/99        5/3/99
Commenced Operations


--------------------------

2003

--------------------------

 Beginning Unit Value             $5.76         $8.85        $7.27        $12.16         $6.34         $6.09

--------------------------===================================================================================
                          ===================================================================================

 Ending Unit Value                $7.61        $12.85        $9.97        $16.58         $7.98         $7.66

--------------------------===================================================================================
                          ===================================================================================

 Number of Units                 38,479        89,623       62,422        53,856        15,696        33,949
Outstanding

--------------------------===================================================================================
                          ===================================================================================

 Net Assets (000's)                $293        $1,151         $623          $893          $125          $260

--------------------------===================================================================================
                          ===================================================================================

--------------------------
--------------------------

2002


--------------------------

 Beginning Unit Value             $7.40        $11.24        $9.54        $12.36         $9.03         $7.99

--------------------------===================================================================================

 Ending Unit Value                $5.76         $8.85        $7.27        $12.16         $6.34         $6.09

--------------------------===================================================================================

 Number of Units                 41,969        75,203       88,871        52,232        13,975        10,849
Outstanding

                          ===================================================================================

 Net Assets (000's)                $242          $665         $646          $635           $89           $66

--------------------------===================================================================================

--------------------------

2001


--------------------------

 Beginning Unit Value             $9.92        $11.10        $9.24        $11.22        $11.30         $9.09

--------------------------
                          ===================================================================================

 Ending Unit Value                $7.40        $11.24        $9.54        $12.36         $9.03         $7.99

--------------------------
--------------------------===================================================================================

 Number of Units                 12,387        52,551       82,944        26,658        17,131        16,180
Outstanding

--------------------------===================================================================================

 Net Assets (000's)                 $92          $591         $791          $329          $155          $129

                          ===================================================================================

--------------------------

2000

--------------------------

 Beginning Unit Value            $12.00        $11.65        $8.64         $8.94        $12.64         $9.36

--------------------------===================================================================================

 Ending Unit Value                $9.92        $11.10        $9.24        $11.22        $11.30         $9.09

--------------------------
                          ===================================================================================

 Number of Units                  6,609         4,257       27,382        16,089        14,267        10,277
Outstanding

--------------------------
--------------------------===================================================================================

 Net Assets (000's)                 $66           $47         $253          $180          $161           $93

                          ===================================================================================

--------------------------

1999

--------------------------

 Beginning Unit Value            $10.00        $10.00       $10.00         $9.33        $10.00        $10.00

--------------------------
                          ===================================================================================

 Ending Unit Value               $12.00        $11.65        $8.64         $8.94        $12.64         $9.36

--------------------------
--------------------------===================================================================================

 Number of Units                    202         2,510        9,666         5,789         8,181           864
Outstanding

--------------------------===================================================================================

 Net Assets (000's)                  $2           $29          $84           $52          $103            $8

                          ===================================================================================


                             Scudder       Scudder       Strong      Universal   Scudder VS I  Scudder VS I
                           Investments   Investments               Institutional
                            VIT EAFE(R)   VIT Small    Multi Cap     Fund U.S.      Capital      Growth &
                          Equity Index    Cap Index     Value II   Real Estate*     Growth        Income

-------------------------------------------------------------------------------------------------------------

--------------------------

1998


--------------------------

 Beginning Unit Value                                                     $10.56

--------------------------==========================================
                          ===================================================================================

 Ending Unit Value                                                         $9.33

--------------------------==========================================
--------------------------===================================================================================

 Number of Units                                                           4,700
Outstanding

                          ==========================================
--------------------------===================================================================================

 Net Assets (000's)                                                          $44

                          ===================================================================================
                          ==========================================

--------------------------
--------------------------

1997


--------------------------

 Beginning Unit Value                                                     $10.00

                          ===================================================================================
                          ===================================================================================

 Ending Unit Value                                                        $10.56

--------------------------===================================================================================
                          ===================================================================================

 Number of Units                                                             274
Outstanding

--------------------------===================================================================================
                          ===================================================================================

 Net Assets (000's)                                                           $3

--------------------------===================================================================================
                          ==========================================




* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio after that date.

**The Berger IPT-Large Cap Growth Fund ("Berger Fund") merged into the Janus Aspen Series Growth and Income Portfolio-Institutional Shares ("Janus G&I Fund") on March 21, 2003 ("Merger Date"). As a result, the Berger Fund Sub-Account merged into the Janus G&I Sub-Account. The standardized performance for the Janus G&I Fund Sub-Account reflects the combined performance of the Berger Fund Sub-Account from the beginning of the reporting period through the Merger Date, and the Janus G&I Fund Sub-Account from the Merger Date through March 31, 2003.


--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments


The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment ("MVA"). The MVA is calculated by multiplying the amount requested by the market value adjustment factor ("MVAF").

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The MVAF is:


MVAF = {[(1 + i)/(1 + j)] N/12} - 1 Where:


o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period, and


o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken.

The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and N is the number of complete months remaining until maturity. If N is less than 6, the MVA will equal 0.

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example #1--Increasing Interest Rates

------------------------ ---------------------------
-----------------------  $25,000 on November 1,
Deposit                  1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
------------------------ ---------------------------
j                        7.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000

------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.07]65/12} - 1
       = .957718 - 1
       =  -.042282

MVA    = (amount Transferred or surrendered) x MVAF = $10,000 x - .042282

       = - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 + - $422.82) x (1-0)

       = $9,577.18

Example #2--Decreasing Interest Rates

------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996

------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2000
------------------------ ---------------------------
------------------------ ---------------------------
j                        5.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000

------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.05]65/12} - 1
       = .060778

MVA    = (amount Transferred or surrendered) x MVAF
       = $10,000 x .060778
       = $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
       = ($10,000 + $607.78) x (1-0)
       = $10,607.78

Example #3--Flat Interest Rates

------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996

------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
------------------------ ---------------------------
j                        6.24%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000

------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.0624]65/12} - 1
       = .995420 - 1
       = -.004580

MVA    = (amount Transferred or surrendered) x MVAF
       = $10,000 x -.004589
       = $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 - $45.80) x (1-0)

       = $9,954.20

Example #4--N < 6 (less than 6 months to maturity)

------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996

------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2006
------------------------ ---------------------------
------------------------ ---------------------------
j                        7.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000

------------------------ ---------------------------
------------------------ ---------------------------
N                        5
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.07]5/12} - 1
       = .99668 - 1
       = -.00332
However, N<6, so MVAF = 0

MVA    = (amount Transferred or surrendered) x MVAF
       = $10,000 x 0
       = $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
       = ($10,000 + $0) x (1-0)
       = $10,000

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor


The net investment  factor is determined by dividing (a) by (b), and subtracting
(c) from the result where: (a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and


(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The net investment factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.



                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts

                                    issued by

                First Great-West Life & Annuity Insurance Company
                            125 Wolf Road, Suite 110
                             Albany, New York 12205
                            Telephone: (800) 537-2033

                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30, 2004, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

                          The date of this Statement of
                            Additional Information is
                                April 30, 2004.





                                TABLE OF CONTENTS



                                                                                          Page
GENERAL INFORMATION........................................................................B-4
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-4
CALCULATION OF ANNUITY PAYOUTS.............................................................B-5
               - Fixed Annuity Options.....................................................B-5
              - Variable Annuity Options...................................................B-5
POSTPONEMENT OF PAYOUTS....................................................................B-6
SERVICES...................................................................................B-6
        - Safekeeping of Series Account Assets.............................................B-6
        - Experts..........................................................................B-6
        - Principal Underwriter............................................................B-7
        - Administrative Services Agreement................................................B-7
WITHHOLDING................................................................................B-7
CALCULATION OF PERFORMANCE DATA............................................................B-7
              - Yield and Effective Yield Quotations for the Money Market Sub-Account......B-7
        - Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market).B-8
FINANCIAL STATEMENTS......................................................................B-11


                               GENERAL INFORMATION


        In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."


                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


        First Great-West Life & Annuity Insurance Company (the "Company" or "First GWL&A"), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York and Iowa. It was qualified to do business on May 28, 1997. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company, which is an indirect wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 74.6% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        First GWL&A is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies regarding the financial strength of the Company and its ability to meet ongoing obligations to policyholders. The ratings take into account an agreement whereby GWL&A has undertaken to provide First GWL&A with certain financial support related to maintaining required statutory surplus and liquidity.

        Rating Agency                     Measurement                                   Rating
        ------------------------------    ------------------------------------------    -------

        A.M. Best Company, Inc.           Superior ability to                           A+(1)
                                          meet ongoing policyholder
                                          obligations based on financial
                                          strength, operating performance and
                                          business profile.

        Fitch, Inc.                       Very strong Insurer financial strength        AA+(2)

        Moody's Investors Service         Excellent for overall financial strength      Aa3(3)

        Standard & Poor's Corporation     Financial strength                            AA-(4)

(1) Superior (highest rating out of nine categories)
(2) Very Strong (second highest rating out of twelve categories)
(3) Excellent (second highest rating out of nine categories)
(4) Very Strong (second highest rating out of nine categories)


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


                         CALCULATION OF ANNUITY PAYOUTS


        A.     Fixed Annuity Options


        The amount of each annuity payout under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payouts will not vary during the entire period of annuity payouts and are determined according to the provisions of the annuity option selected.


        B.     Variable Annuity Options


        To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

        The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

                             POSTPONEMENT OF PAYOUTS

        With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Administration Department. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.


                                    SERVICES

        A.     Safekeeping of Series Account Assets

        The assets of the Series Account are held by First GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First GWL&A.

        B.     Independent Auditors

        Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First GWL&A and the Series Account's independent auditors. Deloitte & Touche LLP examines financial statements for First GWL&A and the Series Account and provides other audit, tax, and related services.


        The financial statements of First GWL&A as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, incorporated into the Prospectus by reference and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account as of December 31, 2003, and for the years ended December 31, 2003 and 2002 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein.


        C.     Principal Underwriter


        The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of First GWL&A. GWFS is a Delaware corporation and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.


        D.     Administrative Services Agreement

        First GWL&A and GWL&A have entered into an Administrative Services Agreement dated May 15, 1997, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, personnel and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

                                   WITHHOLDING


        Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.


                         CALCULATION OF PERFORMANCE DATA


A. Yield and Effective Yield Quotations for the Schwab Money Market Sub-Account

        The yield quotation for the Schwab Money Market Sub-Account will be for the seven-day period ended December 31, 2003, and is computed by determining the net change, exclusive of capital changes, and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Schwab Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Schwab Money Market Sub-Account will be for the seven-day period ended December 31, 2003, and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Schwab Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all deductions that are charged to all Owner accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Schwab Money Market Sub-Account's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Schwab Money Market Sub-Account and the underlying Portfolio are excluded from the calculation of yield and effective yield.

B. Total Return and Yield Quotations for All Sub-Accounts (Other than Schwab Money Market)

        The standardized total return quotations for all Sub-Accounts, other than the Schwab Money Market, will be average annual total return quotations for the 1, 5, and 10 year periods (or since inception if less). The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      n=     number of years
                      ERV    = ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the particular period at the end of the particular period (or fractional period thereof)

        For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all recurring fees that are charged to an Owner's Account, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Account's mean account size. The calculations also assume a complete redemption as of the end of the particular period. This type of performance data is referred to as standardized performance.

        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying Portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying Portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract.


        The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day (or one month) period ended on December 31, 2003, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                               YIELD = 2[(((a-b)/(cd)) +1)6 -1]

        Where:        a =    net investment income earned during the period by the corresponding
                             Portfolio attributable to shares owned by the Sub-Account.
                      b =    expenses accrued for the period (net of reimbursements).
                      c =    the  average  daily  number of  Accumulation  Units  outstanding  during  the period.
                      d =    the  maximum  offering  price  per  Accumulation  Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Account's mean account size.

                              FINANCIAL STATEMENTS

        The financial statements of First GWL&A filed with this Statement of Additional Information should be considered only as bearing upon First GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                              Financial Statements

                   Variable Annuity -1 Series Account of First

                   Great-West Life & Annuity Insurance Company

                Financial Statements for the Years Ended December
                                31, 2003 and 2002
                        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Contract Owners of
   Variable Annuity-1 Series Account of
   First Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2003, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2003, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE
DELOITTE & TOUCHE
March 12, 2004







VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            ALGER      ALGER AMERICAN     ALLIANCE       AMERICAN        AMERICAN       AMERICAN
                                           AMERICAN     MIDCAP GROWTH   BERNSTEIN VP    CENTURY VP      CENTURY VP     CENTURY VP
                                            GROWTH        PORTFOLIO       UTILITY        BALANCED      INTERNATIONAL     VALUE
                                          PORTFOLIO                        INCOME        PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                         PORTFOLIO
                                        -------------------------------------------------------------------------------------------
ASSETS:

     Investments at market value (1)  $    2,005,413 $        71,853 $       66,938 $       187,984 $      754,491  $      140,686
     Investment income due and accrued
     Purchase payments receivable                                               164
     Due from First Great-West Life &
        Annuity Insurance Company
                                        -------------  --------------  -------------  --------------  -------------   -------------
                                        -------------  --------------  -------------  --------------  -------------   -------------

        Total assets                       2,005,413          71,853         67,102         187,984        754,491         140,686
                                        -------------  --------------  -------------  --------------  -------------   -------------
                                        -------------  --------------  -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable

     Due to First Great-West Life &              369              13             12              35            138              26
        Annuity Insurance Company
                                        -------------  --------------  -------------  --------------  -------------   -------------
                                        -------------  --------------  -------------  --------------  -------------   -------------

        Total liabilities                        369              13             12              35            138              26
                                        -------------  --------------  -------------  --------------  -------------   -------------
                                        -------------  --------------  -------------  --------------  -------------   -------------

NET ASSETS                            $    2,005,044 $        71,840 $       67,090 $       187,949 $      754,353  $      140,660
                                        =============  ==============  =============  ==============  =============   =============
                                        =============  ==============  =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units               $    2,005,044 $        71,840 $       67,090 $       187,949 $      754,353  $      140,660
     Contracts in payout phase
                                        -------------  --------------  -------------  --------------  -------------   -------------
                                        -------------  --------------  -------------  --------------  -------------   -------------

NET ASSETS                            $    2,005,044 $        71,840 $       67,090 $       187,949 $      754,353  $      140,660
                                        =============  ==============  =============  ==============  =============   =============
                                        =============  ==============  =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING               137,615           6,127          6,307          17,735         67,081          12,443

UNIT VALUE (ACCUMULATION)             $        14.57 $         11.73 $        10.64 $         10.60 $        11.25  $        11.30
                                        =============  ==============  =============  ==============  =============   =============
                                        =============  ==============  =============  ==============  =============   =============

(1)  Cost of investments:             $    2,573,602 $        69,484 $       61,784 $       184,117 $      719,108  $      129,745
     Shares of investments:                   60,241           3,905          4,477          27,891        117,339          18,060


The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         BARON CAPITAL   DELAWARE GPF      DREYFUS       DREYFUS VIF     DREYFUS VIF   DREYFUS VIF
                                           ASSET FUND    PREMIUM SMALL   MIDCAP STOCK   APPRECIATION      GROWTH &      DEVELOPING
                                                           CAP VALUE      PORTFOLIO       PORTFOLIO        INCOME        LEADERS
                                                            SERIES                                        PORTFOLIO     PORTFOLIO
                                                           PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $    1,430,626 $      215,161  $      194,661 $       879,584 $      133,380  $       27,206
     Investment income due and accrued
     Purchase payments receivable

     Due from First Great-West Life &
        Annuity Insurance Company

                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                        1,430,626        215,161         194,661         879,584        133,380          27,206
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                          137
     Due to First Great-West Life &               405             40              36             162             25               5
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                         405             40              36             162             25               5
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    1,430,221 $      215,121  $      194,625 $       879,422 $      133,355  $       27,201
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    1,430,221 $      215,121  $      194,625 $       879,422 $      133,355  $       27,201
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    1,430,221 $      215,121  $      194,625 $       879,422 $      133,355  $       27,201
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                106,084         18,088          17,043          97,696         15,047           2,339

UNIT VALUE (ACCUMULATION)              $        13.48 $        11.89  $        11.42 $          9.00 $         8.86  $        11.63
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $    1,253,553 $      209,299  $      193,363 $       792,085 $      125,637  $       25,710
     Shares of investments:                    66,448          8,392          12,305          25,554          6,616             728


The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                          FEDERATED    FEDERATED FUND    FEDERATED       GARTMORE       INVESCO VIF   INVESCO VIF
                                           AMERICAN       FOR U.S.        SERVICES     DREYFUS GVIT     CORE EQUITY    HIGH YIELD
                                         LEADERS FUND    GOVERNMENT       CAPITAL      MIDCAP MARKET     PORTFOLIO     PORTFOLIO
                                              II        SECURITIES II   INCOME FUND       II FUND
                                        -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)  $    1,979,343 $    2,430,704  $       42,649 $       289,049 $    1,720,485  $      783,641
     Investment income due and accrued
     Purchase payments receivable             11,201
     Due from First Great-West Life &         14,908                                                        6,842          10,717
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       2,005,452      2,430,704          42,649         289,049      1,727,327         794,358
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable

     Due to First Great-West Life &              364            453               8              54            317             146
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                        364            453               8              54            317             146
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $    2,005,088 $    2,430,251  $       42,641 $       288,995 $    1,727,010  $      794,212
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units               $    1,966,756 $    2,430,251  $       42,641 $       288,995 $    1,709,417  $      766,657
     Contracts in payout phase                38,332                                                        17,593          27,555
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $    2,005,088 $    2,430,251  $       42,641 $       288,995 $    1,727,010  $      794,212
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING               141,565        169,417           4,459          24,760        122,893          70,695

UNIT VALUE (ACCUMULATION)             $        13.89 $        14.34  $         9.56 $         11.67 $        13.91  $        10.84
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:             $    1,774,186 $    2,419,550  $       37,986 $       274,473 $    1,730,046  $      749,651
     Shares of investments:                  103,631        206,517           5,053          19,623         96,063          98,820


The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          INVESCO VIF     JANUS ASPEN    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN   JANUS ASPEN
                                           TECHNOLOGY       SERIES          SERIES      SERIES GROWTH   SERIES GROWTH     SERIES
                                           PORTFOLIO       BALANCED        FLEXIBLE       & INCOME        PORTFOLIO    INTERNATIONAL
                                                           PORTFOLIO        INCOME        PORTFOLIO                       GROWTH
                                                                          PORTFOLIO                                     PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $      532,886 $      127,069  $    1,993,107 $        84,099 $    1,524,332  $      242,965
     Investment income due and accrued
     Purchase payments receivable

     Due from First Great-West Life &
        Annuity Insurance Company

                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                          532,886        127,069       1,993,107          84,099      1,524,332         242,965
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                                                       8,463           1,307
     Due to First Great-West Life &                98             24             372              15            281              44
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                          98             24           8,835           1,322            281              44
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $      532,788 $      127,045  $    1,984,272 $        82,777 $    1,524,051  $      242,921
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $      532,788 $      127,045  $    1,984,272 $        82,777 $    1,524,051  $      242,921
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $      532,788 $      127,045  $    1,984,272 $        82,777 $    1,524,051  $      242,921
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                233,492         12,191         153,252           7,549        117,555          22,769

UNIT VALUE (ACCUMULATION)              $         2.28 $        10.42  $        12.95 $         10.97 $        12.96  $        10.67
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $      480,436 $      124,170  $    1,964,165 $        75,469 $    1,887,854  $      213,408
     Shares of investments:                    44,893          5,530         159,576           5,943         79,268          10,536


The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          JANUS ASPEN     OPPENHEIMER     PIMCO VIT     PIMCO VIT LOW    PRUDENTIAL     SAFECO RST
                                             SERIES         GLOBAL        HIGH YIELD      DURATION       SERIES FUND   CORE EQUITY
                                           WORLDWIDE      SECURITIES      PORTFOLIO       PORTFOLIO     EQUITY CLASS    PORTFOLIO
                                             GROWTH         FUND/VA                                     II PORTFOLIO
                                           PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $    1,746,513 $      458,388  $       84,513 $       546,106 $       10,673  $      198,126
     Investment income due and accrued                                           508             470                          1,748
     Purchase payments receivable                                                              2,905
     Due from First Great-West Life &
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                        1,746,513        458,388          85,021         549,481         10,673         199,874
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                                       4,694
     Due to First Great-West Life &               320            80              16             102              2              37
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                         320          4,774              16             102              2              37
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    1,746,193 $      453,614  $       85,005 $       549,379 $       10,671  $      199,837
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    1,746,193 $      453,614  $       85,005 $       549,379 $       10,671  $      199,837
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    1,746,193 $      453,614  $       85,005 $       549,379 $       10,671  $      199,837
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                133,687         36,521           8,024          55,364          1,216          18,418

UNIT VALUE (ACCUMULATION)              $        13.06 $        12.42  $        10.59 $          9.92 $         8.78  $        10.85
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $    1,543,418 $      416,173  $       80,570 $       545,409 $        9,736  $      183,099
     Shares of investments:                    67,642         18,277          10,319          53,175            519           8,865


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           SAFECO RST     SAFECO RST        SCHWAB      SCHWAB MONEY   SCHWAB S&P 500  SCUDDER VIT
                                             GROWTH        SMALL CAP     MARKETTRACK       MARKET         PORTFOLIO    EAFE EQUITY
                                         OPPORTUNITIES  VALUE PORTFOLIO     GROWTH        PORTFOLIO                     INDEX FUND
                                           PORTFOLIO                     PORTFOLIO II
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $      430,291 $      182,497  $    1,368,392 $     4,710,358 $    5,232,177  $      292,922
     Investment income due and accrued                           969                           4,308
     Purchase payments receivable                                                            331,323
     Due from First Great-West Life &
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                          430,291        183,466       1,368,392       5,045,989      5,232,177         292,922
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable
     Due to First Great-West Life &                80             34             253             878            963              54
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                          80             34             253             878            963              54
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $      430,211 $      183,432  $    1,368,139 $     5,045,111 $    5,231,214  $      292,868
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $      430,211 $      183,432  $    1,368,139 $     5,045,111 $    5,231,214  $      292,868
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $      430,211 $      183,432  $    1,368,139 $     5,045,111 $    5,231,214  $      292,868
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                 39,068         15,272          99,603         418,950        389,057          38,479

UNIT VALUE (ACCUMULATION)              $        11.01 $        12.01  $        13.74 $         12.04 $        13.45  $         7.61
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $      383,893 $      177,589  $    1,187,337 $     4,710,358 $    4,613,514  $      255,148
     Shares of investments:                    22,134         10,735         101,438       4,710,358        325,789          35,679


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 SCUDDER VIT   STRONG MULTI    UNIVERSAL    SCUDDER SVS   SCUDDER SVS     TOTAL
                                                  SMALL CAP      CAP VALUE   INSTITUTIONAL   I CAPITAL    I GROWTH &     VARIABLE
                                                  INDEX FUND      FUND II      FUND U.S.      GROWTH        INCOME      ANNUITY-1
                                                                              REAL ESTATE    PORTFOLIO     PORTFOLIO      SELECT
                                                                               PORTFOLIO                                  SERIES
                                                                                                                         ACCOUNT
                                                ------------------------------------------------------------------------------------


ASSETS:

    Investments at market value (1)           $    1,151,436 $     622,657 $     892,550 $     125,291 $     259,974 $   36,171,176
    Investment income due and accrued                                                                                         8,003
    Purchase payments receivable                           0             0           332             0             0        345,925
    Due from First Great-West Life &                                                                                         32,467
       Annuity Insurance Company
                                                -------------  ------------  ------------  ------------  ------------  -------------
                                                -------------  ------------  ------------  ------------  ------------  -------------

       Total assets                                1,151,436       622,657       892,882       125,291       259,974     36,557,571
                                                -------------  ------------  ------------  ------------  ------------  -------------
                                                -------------  ------------  ------------  ------------  ------------  -------------

LIABILITIES:

    Redemptions payable                                    0             0             0             0             0         14,601
    Due to First Great-West Life &                       215           114           166            23            48          6,690
       Annuity Insurance Company
                                                -------------  ------------  ------------  ------------  ------------  -------------
                                                -------------  ------------  ------------  ------------  ------------  -------------

       Total liabilities                                 215           114           166            23            48         21,291
                                                -------------  ------------  ------------  ------------  ------------  -------------
                                                -------------  ------------  ------------  ------------  ------------  -------------

NET ASSETS                                    $    1,151,221 $     622,543 $     892,716 $     125,268 $     259,926 $   36,536,280
                                                =============  ============  ============  ============  ============  =============
                                                =============  ============  ============  ============  ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                        $    1,151,221 $     622,543 $     892,716 $     125,268 $     259,926 $   36,452,800
    Contracts in payout phase                                                                                                83,480
                                                -------------  ------------  ------------  ------------  ------------  -------------
                                                -------------  ------------  ------------  ------------  ------------  -------------

NET ASSETS                                    $    1,151,221 $     622,543 $     892,716 $     125,268 $     259,926 $   36,536,280
                                                =============  ============  ============  ============  ============  =============
                                                =============  ============  ============  ============  ============  =============

ACCUMULATION UNITS OUTSTANDING                        89,623        62,422        53,856        15,696        33,949

UNIT VALUE (ACCUMULATION)                     $        12.85 $        9.97 $       16.58 $        7.98 $        7.66
                                                =============  ============  ============  ============  ============
                                                =============  ============  ============  ============  ============

(1) Cost of investments:                      $      930,171 $     536,658 $     742,704 $     111,297 $     230,309 $   34,726,264
    Shares of investments:                            94,072        61,772        57,288         8,587        30,585


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               ALGER      ALGER AMERICAN     ALLIANCE       AMERICAN        AMERICAN       AMERICAN
                                              AMERICAN     MIDCAP GROWTH   BERNSTEIN VP    CENTURY VP      CENTURY VP     CENTURY VP
                                               GROWTH        PORTFOLIO       UTILITY        BALANCED      INTERNATIONAL     VALUE
                                             PORTFOLIO                        INCOME        PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                             PORTFOLIO
                                              --------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                                 $              $               $              $              $         2,207 $

EXPENSES:

    Mortality and expense risk                  16,399            206             253            140           4,091            199
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT LOSS                            (16,399)          (206)           (253)          (140)         (1,884)          (199)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
    Realized gain (loss) on sale              (548,872)         2,077            (226)             5         103,836            401
       of fund shares
    Realized gain distributions
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                  (548,872)         2,077            (226)             5         103,836            401
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                        1,134,900          2,369           5,154          3,867          45,308         10,941
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $      569,629 $        4,240  $        4,675 $        3,732 $       147,260 $       11,143
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                                                                                 0.46%
                                                                                                       ==============
                                                                                                       ==============

INVESTMENT INCOME RATIO (2002)                   0.04%                                                         2.46%
                                          =============                                                ==============
                                          =============                                                ==============

INVESTMENT INCOME RATIO (2001)                   0.24%                                                         0.04%
                                          =============                                                ==============
                                          =============                                                ==============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          BARON CAPITAL      BERGER       DELAWARE GPF     DREYFUS       DREYFUS VIF   DREYFUS VIF
                                            ASSET FUND      IPT-SMALL    PREMIUM SMALL   MIDCAP STOCK   APPRECIATION     GROWTH &
                                                         COMPANY GROWTH    CAP VALUE      PORTFOLIO       PORTFOLIO       INCOME
                                                              FUND           SERIES                                     PORTFOLIO
                                                                           PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $              $               $              $          458 $        11,264 $        1,141

EXPENSES:

    Mortality and expense risk                   9,827            954             263            138           8,301          1,362
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                    (9,827)          (954)           (263)           320           2,963           (221)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of            (14,372)      (944,507)            993              9         (39,252)      (132,277)
       fund shares
    Realized gain distributions
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                   (14,372)      (944,507)            993              9         (39,252)      (132,277)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation
       on investments                          306,985        914,230           5,862          1,298         230,432        150,896
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $      282,786 $      (31,231) $        6,592 $        1,627 $       194,143 $       18,398
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                                                                 0.84%           1.15%          0.71%
                                                                                        =============  ==============  =============
                                                                                        =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                                                                                 1.32%          0.60%
                                                                                                       ==============  =============
                                                                                                       ==============  =============

INVESTMENT INCOME RATIO (2001)                                                                                 0.99%          0.51%
                                                                                                       ==============  =============
                                                                                                       ==============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           DREYFUS VIF      FEDERATED      FEDERATED      FEDERATED       GARTMORE     INVESCO VIF
                                            DEVELOPING      AMERICAN     FUND FOR U.S.     SERVICES     DREYFUS GVIT   CORE EQUITY
                                             LEADERS     LEADERS FUND II   GOVERNMENT      CAPITAL      MIDCAP MARKET   PORTFOLIO
                                            PORTFOLIO                    SECURITIES II   INCOME FUND       II FUND
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $            7 $       27,094  $       84,892 $        1,544 $           287 $       18,220

EXPENSES:

    Mortality and expense risk                      58         14,866          21,039            326             419         14,333
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                       (51)        12,228          63,853          1,218            (132)         3,887
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale                   139       (148,114)           (401)        (7,810)             66        (89,623)
       of fund shares
    Realized gain distributions                                                11,010
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                       139       (148,114)         10,609         (7,810)             66        (89,623)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                            1,496        543,729         (43,632)        13,926          14,576        414,970
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $        1,584 $      407,843  $       30,830 $        7,334 $        14,510 $      329,234
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   0.05%          1.55%           3.43%          4.03%           0.28%          1.08%
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                                  0.96%           2.51%          5.96%                          1.43%
                                                         =============   =============  =============                  =============
                                                         =============   =============  =============                  =============

INVESTMENT INCOME RATIO (2001)                                  1.29%           3.01%          3.10%                          1.19%
                                                         =============   =============  =============                  =============
                                                         =============   =============  =============                  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                          INVESCO VIF     INVESCO VIF    JANUS ASPEN    JANUS ASPEN     JANUS ASPEN   JANUS ASPEN
                                           HIGH YIELD     TECHNOLOGY        SERIES         SERIES      SERIES GROWTH     SERIES
                                           PORTFOLIO       PORTFOLIO       BALANCED       FLEXIBLE       & INCOME        GROWTH
                                                                          PORTFOLIO        INCOME        PORTFOLIO     PORTFOLIO
                                                                                         PORTFOLIO
                                         ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                          $       46,651 $               $        1,196 $      103,833 $            75 $        1,251

EXPENSES:

    Mortality and expense risk                  7,345          4,253             148         19,545             235         12,699
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                   39,306         (4,253)          1,048         84,288            (160)       (11,448)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of            (7,598)      (274,356)              2         40,230              12       (385,808)
       fund shares
    Realized gain distributions
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                   (7,598)      (274,356)              2         40,230              12       (385,808)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                         163,822        456,751           2,899         (9,224)          8,630        797,226
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS          $      195,530 $      178,142  $        3,949 $      115,294 $         8,482 $      399,970
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                  5.46%                          1.51%          4.51%           0.14%          0.08%
                                         =============                  =============  =============  ==============  =============
                                         =============                  =============  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                  9.87%                                         6.25%
                                         =============                                 =============
                                         =============                                 =============

INVESTMENT INCOME RATIO (2001)                  6.55%                                         7.13%                          0.07%
                                         =============                                 =============                  =============
                                         =============                                 =============                  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           JANUS ASPEN     JANUS ASPEN    OPPENHEIMER     PIMCO VIT     PIMCO VIT LOW   PRUDENTIAL
                                              SERIES         SERIES          GLOBAL       HIGH YIELD      DURATION     SERIES FUND
                                          INTERNATIONAL     WORLDWIDE      SECURITIES     PORTFOLIO       PORTFOLIO       EQUITY
                                              GROWTH         GROWTH         FUND/VA                                      CLASS II
                                            PORTFOLIO       PORTFOLIO                                                   PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $        3,781 $       18,242  $              $        2,338 $         2,362 $           47

EXPENSES:

    Mortality and expense risk                   3,361         14,898             699            289           1,560            188
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                       420          3,344            (699)         2,049             802           (141)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of             71,273         (7,426)            367           (220)           (902)         1,068
       fund shares
    Realized gain distributions                                                                                  611
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                    71,273         (7,426)            367           (220)           (291)         1,068
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation
       on investments                           41,466        320,862          42,215          3,943             697          3,825
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $      113,159 $      316,780  $       41,883 $        5,772 $         1,208 $        4,752
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   0.98%          1.05%                          3.62%           0.69%          0.21%
                                          =============  =============                  =============  ==============  =============
                                          =============  =============                  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                   0.46%          0.71%                                                         0.56%
                                          =============  =============                                                 =============
                                          =============  =============                                                 =============

INVESTMENT INCOME RATIO (2001)                   1.26%          0.45%                                                         0.36%
                                          =============  =============                                                 =============
                                          =============  =============                                                 =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            SAFECO RST     SAFECO RST      SAFECO RST       SCHWAB      SCHWAB MONEY    SCHWAB S&P
                                           CORE EQUITY       GROWTH        SMALL CAP     MARKETTRACK       MARKET          500
                                            PORTFOLIO     OPPORTUNITIES      VALUE          GROWTH        PORTFOLIO     PORTFOLIO
                                                            PORTFOLIO      PORTFOLIO     PORTFOLIO II
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $        1,748 $               $          970 $       15,543 $        52,380 $       53,168

EXPENSES:

    Mortality and expense risk                   2,435          2,422             409         10,356          60,617         35,422
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                      (687)        (2,422)            561          5,187          (8,237)        17,746
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of           (114,901)       (80,133)          2,079        (25,740)                      (281,367)
       fund shares
    Realized gain distributions                                                 4,021
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                  (114,901)       (80,133)          6,100        (25,740)              0       (281,367)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized appreciation
       on investments                          175,044        172,363           4,908        313,971               0      1,296,044
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $       59,456 $       89,808  $       11,569 $      293,418 $        (8,237)$    1,032,423
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   0.61%                          1.08%          1.27%           0.73%          1.28%
                                          =============                  =============  =============  ==============  =============
                                          =============                  =============  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                   1.05%                                         2.64%           1.33%          1.28%
                                          =============                                 =============  ==============  =============
                                          =============                                 =============  ==============  =============

INVESTMENT INCOME RATIO (2001)                   0.66%                                         2.23%           3.52%          1.02%
                                          =============                                 =============  ==============  =============
                                          =============                                 =============  ==============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              SCUDDER VIT    SCUDDER VIT    STRONG MULTI    UNIVERSAL     SCUDDER SVS  SCUDDER SVS
                                              EAFE EQUITY     SMALL CAP      CAP VALUE    INSTITUTIONAL    I CAPITAL    I GROWTH &
                                               INDEX FUND     INDEX FUND      FUND II       FUND U.S.       GROWTH        INCOME
                                                                                           REAL ESTATE     PORTFOLIO    PORTFOLIO
                                                                                            PORTFOLIO
                                             ---------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                              $        4,161 $        8,247 $          555 $              $         337 $          834

EXPENSES:

    Mortality and expense risk                      1,345          7,498          4,745         6,122            705          1,203
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                        2,816            749         (4,190)       (6,122)          (368)          (369)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
NVESTMENTS:
    Realized gain (loss) on sale of                12,905        (23,109)      (136,474)       20,764         (6,869)       (15,723)
       fund shares
    Realized gain distributions
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                       12,905        (23,109)      (136,474)       20,764         (6,869)       (15,723)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation
       on investments                              44,268        353,547        291,668       208,776         26,952         47,795
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $       59,989 $      331,187 $      151,004 $     223,418  $      19,715 $       31,703
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                      2.64%          0.93%          0.10%                        0.41%          0.59%
                                             =============  =============  =============                 ============  =============
                                             =============  =============  =============                 ============  =============

INVESTMENT INCOME RATIO (2002)                      3.76%          0.73%          0.44%         3.45%          0.37%          1.18%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2001)                                     1.73%          0.01%         4.85%          0.41%          1.05%
                                                            =============  =============  ============   ============  =============
                                                            =============  =============  ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     TOTAL VARIABLE
                                                                                                                    ANNUITY-1 SELECT
                                                                                                                     SERIES ACCOUNT
                                                                                                                      -------------
                                                                                                                      -------------


INVESTMENT INCOME:
    Dividends                                                                                                       $      464,833


EXPENSES:
    Mortality and expense risk                                                                                             291,673
                                                                                                                      -------------
                                                                                                                      -------------

NET INVESTMENT INCOME                                                                                                      173,160
                                                                                                                      -------------
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares                                                                                (3,029,854)
    Realized gain distributions                                                                                             15,642
                                                                                                                      -------------
                                                                                                                      -------------

    Net realized loss                                                                                                   (3,014,212)
                                                                                                                      -------------
                                                                                                                      -------------

    Change in net unrealized appreciation
       on investments                                                                                                    8,525,755
                                                                                                                      -------------
                                                                                                                      -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                                                       $    5,684,703
                                                                                                                      =============
                                                                                                                      =============



The accompanying notes are an integral part of these financial statements.                                              (Concluded)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ALGER
                                                               ALGER AMERICAN GROWTH     AMERICAN       ALLIANCE        AMERICAN
                                                                     PORTFOLIO            MIDCAP       BERNSTEIN VP    CENTURY VP
                                                                                          GROWTH      UTILITY INCOME    BALANCED
                                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ------------  -------------  -------------
                                                               2003          2002           2003           2003           2003
                                                           -------------  ------------   ------------  -------------  -------------
                                                                                             (1)           (1)            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                                  $      (16,399)$     (18,426) $        (206)$         (253)$         (140)
    Net realized gain (loss)                                   (548,872)     (717,633)         2,077           (226)             5
    Change in net realized appreciation
    (depreciation)
       on investments                                         1,134,900      (221,692)         2,369          5,154          3,867
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                          569,629      (957,751)         4,240          4,675          3,732
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                             9,152        27,294              0
    Redemptions                                                (169,015)     (260,013)           (24)
    Transfers between subaccounts, net                         (156,950)     (228,997)        67,641         62,415        184,217
    Contract maintenance charges                                   (581)         (509)           (17)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                   (317,394)     (462,225)        67,600         62,415        184,217
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                     252,235    (1,419,976)        71,840         67,090        187,949

NET ASSETS:
    Beginning of period                                       1,752,809     3,172,785              0              0              0
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $    2,005,044 $   1,752,809  $      71,840 $       67,090 $      187,949
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 19,028        27,724         21,448          7,028         17,735
    Units redeemed                                              (42,646)      (60,391)       (15,321)          (721)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                     (23,618)      (32,667)         6,127          6,307         17,735
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMERICAN
                                                                                          CENTURY VP
                                                                  AMERICAN CENTURY VP        VALUE
                                                                INTERNATIONAL PORTFOLIO    PORTFOLIO     BARON CAPITAL ASSET FUND
                                                            ------------------------------------------------------------------------
                                                            ---------------------------   ------------  ----------------------------
                                                                2003          2002           2003           2003           2002
                                                            -------------  ------------   ------------  -------------  -------------
                                                                                              (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                          $       (1,884)$      11,231  $        (199)$       (9,827)$       (9,855)
    Net realized gain (loss)                                     103,836        94,650            401        (14,372)        40,257
    Change in net realized appreciation (depreciation)
       on investments                                             45,308       (36,128)        10,941        306,985       (223,651)
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           147,260        69,753         11,143        282,786       (193,249)
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                            2,645                        33,961         10,829
    Redemptions                                                  (23,923)       (7,383)          (151)        (7,608)       (22,618)
    Transfers between subaccounts, net                           321,818       (69,840)       129,671        (26,436)       419,169
    Contract maintenance charges                                     (85)          (75)            (3)           (95)          (141)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                     297,810       (74,653)       129,517           (178)       407,239
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                      445,070        (4,900)       140,660        282,608        213,990

NET ASSETS:
    Beginning of period                                          309,283       314,183              0      1,147,613        933,623
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    End of period                                         $      754,353 $     309,283  $     140,660 $    1,430,221 $    1,147,613
                                                            =============  ============   ============  =============  =============
                                                            =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 595,836     2,292,584         12,816         30,019         72,935
    Units redeemed                                              (562,710)   (2,285,859)          (373)       (33,671)       (39,148)
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                       33,126         6,725         12,443         (3,652)        33,787
                                                            =============  ============   ============  =============  =============
                                                            =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                          DELAWARE GPF
                                                                          PREMIUM SMALL
                                                                           CAP VALUE        DREYFUS
                                               BERGER IPT-SMALL COMPANY      SERIES       MIDCAP STOCK   DREYFUS VIF APPRECIATION
                                                      GROWTH FUND           PORTFOLIO      PORTFOLIO           PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ------------   ------------  ----------------------------
                                                 2003           2002          2003           2003           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                 (1)                           (2)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $         (954)$       (8,049)$        (263) $         320 $        2,963 $        3,207
    Net realized gain (loss)                     (944,507)      (476,367)          993              9        (39,252)       (28,168)
    Change in net realized appreciation
    (depreciation)
       on investments                             914,230       (189,248)        5,862          1,298        230,432       (112,596)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                            (31,231)      (673,664)        6,592          1,627        194,143       (137,557)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 150         15,973                                       8,761          2,564
    Redemptions                                    (5,633)       (56,908)          (30)                     (124,416)       (42,391)
    Transfers between subaccounts, net           (604,669)      (219,562)      208,565        192,998         59,902        408,687
    Contract maintenance charges                      (79)          (250)           (6)                          (97)           (70)
    Adjustments to net assets allocated
       to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     (610,231)      (260,747)      208,529        192,998        (55,850)       368,790
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net             (641,462)      (934,411)      215,121        194,625        138,293        231,233
       assets

NET ASSETS:
    Beginning of period                           641,462      1,575,873             0              0        741,129        509,896
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $            0 $      641,462 $     215,121  $     194,625 $      879,422 $      741,129
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       29         12,124        34,822         17,241         53,862         56,043
    Units redeemed                                (84,670)       (32,082)      (16,734)          (198)       (55,089)       (13,322)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       (84,641)       (19,958)       18,088         17,043         (1,227)        42,721
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on March 31, 2003. (2) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         DREYFUS VIF
                                                                                          DEVELOPING
                                                            DREYFUS VIF GROWTH & INCOME    LEADERS      FEDERATED AMERICAN LEADERS
                                                                     PORTFOLIO            PORTFOLIO           LEADERS FUND II
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ------------  ----------------------------
                                                               2003          2002           2003           2003           2002
                                                           -------------  ------------   ------------  -------------  -------------
                                                                                             (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $         (221)$      (1,119) $         (51)$       12,228 $        1,740
    Net realized gain (loss)                                   (132,277)      (42,648)           139       (148,114)       (46,610)
    Change in net realized appreciation (depreciation)
       on investments                                           150,896       (93,539)         1,496        543,729       (285,233)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           18,398      (137,306)         1,584        407,843       (330,103)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                             4,712        12,523             94         12,161         14,187
    Redemptions                                                (172,693)      (54,458)           (12)      (132,091)      (288,810)
    Transfers between subaccounts, net                          (89,895)      (86,794)        25,539        (91,293)       806,818
    Contract maintenance charges                                    (71)          (94)            (4)          (204)          (260)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                       (1,782)         6,603
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                   (257,947)     (128,823)        25,617       (213,209)       538,538
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                    (239,549)     (266,129)        27,201        194,634        208,435

NET ASSETS:
    Beginning of period                                         372,904       639,033              0      1,810,454      1,602,019
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $      133,355 $     372,904  $      27,201 $    2,005,088 $    1,810,454
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  6,241         5,715          2,756         21,211         75,332
    Units redeemed                                              (44,003)      (19,907)          (417)       (41,087)       (26,271)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                     (37,762)      (14,192)         2,339        (19,876)        49,061
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                              FEDERATED FUND FOR U.S.     FEDERATED SERVICES CAPITAL    GARTMORE
                                                             GOVERNMENT SECURITIES II            INCOME FUND            DREYFUS
                                                                                                                      GVIT MIDCAP
                                                                                                                       MARKET II
                                                                                                                          FUND
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ---------------------------  -------------
                                                               2003          2002           2003           2002           2003
                                                           -------------  ------------   ------------  -------------  -------------
                                                                                                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $       63,853 $      41,236  $       1,218 $        1,704 $         (132)
    Net realized gain (loss)                                     10,609       191,890         (7,810)        (8,840)            66
    Change in net realized appreciation (depreciation)
       on investments                                           (43,632)      (13,600)        13,926         (3,503)        14,576
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           30,830       219,526          7,334        (10,639)        14,510
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            13,906        22,285
    Redemptions                                                (263,868)     (669,793)       (12,485)                         (185)
    Transfers between subaccounts, net                          202,737       897,458         24,712         (9,791)       274,672
    Contract maintenance charges                                   (266)          (52)           (13)           (17)            (2)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                    (47,491)      249,898         12,214         (9,808)       274,485
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                     (16,661)      469,424         19,548        (20,447)       288,995

NET ASSETS:
    Beginning of period                                       2,446,912     1,977,488         23,093         43,540              0
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $    2,430,251 $   2,446,912  $      42,641 $       23,093 $      288,995
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 60,346       926,805          6,973            631         24,874
    Units redeemed                                              (64,065)     (904,959)        (5,404)        (1,849)          (114)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                      (3,719)       21,846          1,569         (1,218)        24,760
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                               INVESCO VIF CORE EQUITY       INVESCO VIF HIGH YIELD      INVESCO VIF TECHNOLOGY
                                                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------



INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $        3,887 $       10,829 $      39,306  $      50,515 $       (4,253)$       (4,719)
    Net realized loss                            (89,623)       (70,488)       (7,598)      (180,697)      (274,356)      (606,767)
    Change in net realized appreciation
    (depreciation)
       on investments                            414,970       (350,407)      163,822        114,948        456,751        231,096
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                           329,234       (410,066)      195,530        (15,234)       178,142       (380,390)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                              2,700          2,127           706            721            999         16,540
    Redemptions                                 (152,431)      (317,223)     (102,192)       (39,471)       (43,693)       (43,567)
    Transfers between subaccounts, net            (5,751)        37,892       175,713        (36,630)        21,005        (56,182)
    Contract maintenance charges                    (747)          (238)         (113)          (116)          (231)          (249)
    Adjustments to net assets allocated
    to contracts
       in payout phase                            (1,178)         3,196        (1,692)         6,282
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    (157,407)      (274,246)       72,422        (69,214)       (21,920)       (83,458)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net             171,827       (684,312)      267,952        (84,448)       156,222       (463,848)
       assets

NET ASSETS:
    Beginning of period                        1,555,183      2,239,495       526,260        610,708        376,566        840,414
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $    1,727,010 $    1,555,183 $     794,212  $     526,260 $      532,788 $      376,566
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  26,621         21,328       254,128         26,937        142,659         82,335
    Units redeemed                               (38,002)       (42,573)     (240,278)       (35,482)      (146,918)      (124,223)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      (11,381)       (21,245)       13,850         (8,545)        (4,259)       (41,888)
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)



VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                             JANUS ASPEN                                  JANUS ASPEN
                                               SERIES                                   SERIES GROWTH
                                              BALANCED    JANUS ASPEN SERIES FLEXIBLE      & INCOME    JANUS ASPEN SERIES GROWTH
                                             PORTFOLIO         INCOME PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            ------------------------------------------   ------------------------------------------
                                            -------------  ---------------------------   ------------  ----------------------------
                                                2003           2003          2002           2003           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                                 (1)                                         (1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $        1,048 $       84,288 $     160,572  $        (160)$      (11,448)$      (16,056)
    Net realized gain (loss)                           2         40,230       122,565             12       (385,808)      (561,419)
    Change in net realized appreciation
    (depreciation)
       on investments                              2,899         (9,224)       46,532          8,630        797,226        (23,572)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                             3,949        115,294       329,669          8,482        399,970       (601,047)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            17,731        12,636              0          8,023         25,080
    Redemptions                                       (8)      (169,365)   (2,753,778)             0       (120,260)      (322,586)
    Transfers between subaccounts, net           123,104       (209,119)    3,412,291         74,295       (159,225)      (362,879)
    Contract maintenance charges                                   (350)          (94)             0           (709)          (739)
    Adjustments to net assets allocated
    to contracts
       in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     123,096       (361,103)      671,055         74,295       (272,171)      (661,124)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net             127,045       (245,809)    1,000,724         82,777        127,799     (1,262,171)
       assets

NET ASSETS:
    Beginning of period                                0      2,230,081     1,229,357              0      1,396,252      2,658,423
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $      127,045 $    1,984,272 $   2,230,081  $      82,777 $    1,524,051 $    1,396,252
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  12,192         49,164     2,181,270          7,668         19,578         15,385
    Units redeemed                                    (1)       (77,610)   (2,109,293)          (119)       (42,699)       (69,874)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       12,191        (28,446)       71,977          7,549        (23,121)       (54,489)
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                  JANUS ASPEN SERIES           JANUS ASPEN SERIES        MONTGOMERY   OPPENHEIMER
                                                 INTERNATIONAL GROWTH      WORLDWIDE GROWTH PORTFOLIO     VARIABLE      GLOBAL
                                                      PORTFOLIO                                        SERIES GROWTH  SECURITIES
                                                                                                            FUND        FUND/VA
                                             -------------------------------------------------------------------------------------
                                             ---------------------------  ---------------------------  ------------   ------------
                                                2003           2002          2003           2002          2002           2003
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                                                                                           (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $         420 $       (3,279)$       3,344 $       (3,552)$      (1,188) $        (699)
    Net realized gain (loss)                      71,273        (12,305)       (7,426)      (362,192)     (167,224)           367
    Change in net realized appreciation
    (depreciation)
       on investments                             41,466        (47,022)      320,862       (180,462)      119,364         42,215
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                           113,159        (62,606)      316,780       (546,206)      (49,048)        41,883
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                392         10,438        23,403         12,564            30
    Redemptions                                  (54,153)       (68,576)     (117,267)      (355,998)      (56,773)
    Transfers between subaccounts, net          (149,135)      (243,015)     (258,151)      (168,375)     (126,412)       411,732
    Contract maintenance charges                    (190)          (252)         (686)          (671)          (39)            (1)
    Adjustments to net assets allocated
    to contracts
       in payout phase
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    (203,086)      (301,405)     (352,701)      (512,480)     (183,194)       411,731
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Total increase (decrease) in net             (89,927)      (364,011)      (35,921)    (1,058,686)     (232,242)       453,614
       assets

NET ASSETS:
    Beginning of period                          332,848        696,859     1,782,114      2,840,800       232,242              0
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    End of period                          $     242,921 $      332,848 $   1,746,193 $    1,782,114 $           0  $     453,614
                                             ============  =============  ============  =============  ============   ============
                                             ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 325,762      2,464,285       140,884      2,157,544           238         37,334
    Units redeemed                              (344,729)    (2,487,019)     (174,941)    (2,187,308)      (23,148)          (813)
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Net increase (decrease)                      (18,967)       (22,734)      (34,057)       (29,764)      (22,910)        36,521
                                             ============  =============  ============  =============  ============   ============
                                             ============  =============  ============  =============  ============   ============


(1) The portfolio ceased operations on November 1, 2002. (2) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    PIMCO VIT HIGH  PIMCO VIT
                                                       YIELD       LOW DURATION    PRUDENTIAL SERIES FUND   SAFECO RST CORE EQUITY
                                                     PORTFOLIO      PORTFOLIO     EQUITY CLASS II PORTFOLIO         PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   -------------  -------------  ---------------------------  ----------------------
                                                       2003           2003          2003           2002           2003          2002
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                 (1)            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $        2,049 $          802 $        (141) $         (21)$         (687)$          659
    Net realized gain (loss)                         (220)          (291)        1,068            (97)      (114,901)       (62,319)
    Change in net realized appreciation
    (depreciation)
       on investments                               3,943            697         3,825         (1,873)       175,044        (46,973)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                              5,772          1,208         4,752         (1,991)        59,456       (108,633)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 700              0
    Redemptions                                                   (2,101)                                    (66,907)            (3)
    Transfers between subaccounts, net             78,533        550,272          (793)         1,588        (71,821)       (52,408)
    Contract maintenance charges                                                    (4)            (3)           (50)           (34)
    Adjustments to net assets allocated
    to contracts
       in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                       79,233        548,171          (797)         1,585       (138,778)       (52,445)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets        85,005        549,379         3,955           (406)       (79,322)      (161,078)

NET ASSETS:
    Beginning of period                                 0              0         6,716          7,122        279,159        440,237
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $       85,005 $      549,379 $      10,671  $       6,716 $      199,837 $      279,159
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   11,792         66,560         6,265            234          9,338          5,876
    Units redeemed                                 (3,768)       (11,196)       (6,044)           (48)       (22,752)       (10,920)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                         8,024         55,364           221            186        (13,414)        (5,044)
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                          SAFECO RST GROWTH OPPORTUNITIESCHWABFMARKETTRACKAGROWTHEPORTFOLIOOII
                                                          ------------------------------------------------------------------------
                                                          ---------------------------   ------------  ----------------------------
                                                              2003          2002           2003           2003           2002
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------
                                                                                            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                        $       (2,422)$      (2,986) $         561 $        5,187 $       13,093
    Net realized gain (loss)                                   (80,133)      (39,314)         6,100        (25,740)       (29,735)
    Change in net realized appreciation
    (depreciation)
       on investments                                          172,363      (138,231)         4,908        313,971        (66,090)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                          89,808      (180,531)        11,569        293,418        (82,732)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           18,863         3,704                           695          1,109
    Redemptions                                                 (2,924)      (33,013)          (151)       (62,589)       (17,433)
    Transfers between subaccounts, net                          65,657       127,023        172,014         63,335        547,986
    Contract maintenance charges                                   (51)          (78)                          (98)          (108)
    Adnustments to net assets allocated to
    contracts
       in payout phase
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                                    81,545        97,636        171,863          1,343        531,554
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                    171,353       (82,895)       183,432        294,761        448,822

NET ASSETS:
    Beginning of period                                        258,858       341,753              0      1,073,378        624,556
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    End of period                                       $      430,211 $     258,858  $     183,432 $    1,368,139 $    1,073,378
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                26,150        34,810         52,204         10,269         66,008
    Units redeemed                                             (20,400)      (28,676)       (36,932)        (9,050)       (15,620)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Net increase                                                 5,750         6,134         15,272          1,219         50,388
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             SCHWAB MONEY MARKET PORTFOLIO  SCHWAB S&P 500 PORTFOLIO   SCUDDER VIT EAFE EQUITY INDEX
                                                                                                                    FUND
                                             ---------------------------------------------------------  ----------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $       (8,237)$       38,833 $      17,746  $      16,556 $        2,816 $        3,008
    Net realized gain (loss)                                                  (281,367)    (1,012,940)        12,905        (30,434)
    Change in net realized appreciation
    (depreciation)
       on investments                                                        1,296,044        (10,104)        44,268          2,650
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                             (8,237)        38,833     1,032,423     (1,006,488)        59,989        (24,776)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                           6,504,757      6,107,043        40,410         61,495          1,754         14,318
    Redemptions                                (5,055,683)    (4,979,539)     (422,394)      (115,981)       (20,916)       (30,658)
    Transfers between subaccounts, net         (2,518,254)    (8,160,228)      894,458        924,688         10,482        190,987
    Contract maintenance charges                   (2,525)        (1,458)       (1,005)        (1,070)           (17)           (11)
    Adnustments to net assets allocated
    to contracts
       in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   (1,071,705)    (7,034,182)      511,469        869,132         (8,697)       174,636
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net          (1,079,942)    (6,995,349)    1,543,892       (137,356)        51,292        149,860
       assets

NET ASSETS:
    Beginning of period                         6,125,053     13,120,402     3,687,322      3,824,678        241,576         91,716
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $    5,045,111 $    6,125,053 $   5,231,214  $   3,687,322 $      292,868 $      241,576
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                1,758,751      4,629,762       106,559        245,612        217,788         46,687
    Units redeemed                             (1,847,791)    (5,215,113)      (66,155)      (175,107)      (221,278)       (17,105)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       (89,040)      (585,351)       40,404         70,505         (3,490)        29,582
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            SCUDDER VIT SMALL CAP INDEX  STRONG MULTI CAP VALUE FUND II UNIVERSAL INSTITUTIONAL FUND
                                                        FUND                                              U.S. REAL ESTATE PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $          749 $         (866)$      (4,190) $      (3,161)$       (6,122)$       15,131
    Net realized gain (loss)                      (23,109)       (30,305)     (136,474)        15,034         20,764          7,331
    Change in net realized appreciation
    (depreciation)
       on investments                             353,547       (146,269)      291,668       (223,918)       208,776        (47,348)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                            331,187       (177,440)      151,004       (212,045)       223,418        (24,886)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                               2,581          5,813         3,179          3,776          6,800          7,188
    Redemptions                                  (171,944)       (11,524)     (163,139)       (31,161)       (66,849)        (7,727)
    Transfers between subaccounts, net            324,130        257,793       (14,254)        94,219         94,496        331,034
    Contract maintenance charges                      (51)           (73)         (113)          (132)          (126)           (77)
    Adnustments to net assets allocated
    to contracts
       in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                      154,716        252,009      (174,327)        66,702         34,321        330,418
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net              485,903         74,569       (23,323)      (145,343)       257,739        305,532
       assets

NET ASSETS:
    Beginning of period                           665,318        590,749       645,866        791,209        634,977        329,445
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $    1,151,221 $      665,318 $     622,543  $     645,866 $      892,716 $      634,977
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   44,291         48,470        30,911         50,485         18,549         42,381
    Units redeemed                                (29,871)       (25,818)      (57,360)       (44,558)       (16,925)       (16,807)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                        14,420         22,652       (26,449)         5,927          1,624         25,574
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          SCUDDER SVS I CAPITAL GROWTH SCUDDER SVS I GROWTH & INCOME TOTAL VARIABLE ANNUITY-1 SELECT
                                                 PORTFOLIO                     PORTFOLIO                     SERIES ACCOUNT
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $         (368)$         (462)$        (369) $         315 $      173,160 $      294,890
    Net realized loss                              (6,869)       (51,024)      (15,723)       (26,614)    (3,014,212)    (4,092,413)
    Change in net realized appreciation
   (depreciation)
       on investments                              26,952         14,001        47,795           (688)     8,525,755     (1,933,556)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                             19,715        (37,485)       31,703        (26,987)     5,684,703     (5,731,079)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 384          3,161         3,324                     6,720,298      6,396,043
    Redemptions                                   (14,234)        (5,657)       (4,031)       (22,122)    (7,725,365)   (10,615,164)
    Transfers between subaccounts, net             30,782        (26,035)      162,837        (14,107)       651,986     (1,403,622)
    Contract maintenance charges                      (28)           (44)           (7)           (10)        (8,625)        (6,964)
    Adnustments to net assets allocated
    to contracts
       in payout phase                                                                                        (4,652)        16,081
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                       16,904        (28,575)      162,123        (36,239)      (366,358)    (5,613,626)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net               36,619        (66,060)      193,826        (63,226)     5,318,345    (11,344,705)
       assets

NET ASSETS:
    Beginning of period                            88,649        154,709        66,100        129,326     31,217,935     42,562,640
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $      125,268 $       88,649 $     259,926  $      66,100 $   36,536,280 $   31,217,935
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   16,564         13,574        31,949          4,181      4,356,195     15,607,295
    Units redeemed                                (14,843)       (16,730)       (8,849)        (9,512)    (4,406,547)   (16,038,722)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                         1,721         (3,156)       23,100         (5,331)       (50,352)      (431,427)
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SELECT SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                           At December 31, 2003          For the year ended  For the year or period
                                                                                          December 31, 2003  ended December 31, 2003
                                                      ----------------------------------    ------------------------------------
                                                      ----------------------------------    ---------------   ------------------
                                                       Units    Unit Fair    Net Assets       Expense Ratio     Total Return
                                                       (000s)     Value        (000s)
                                                      --------   --------    -----------    ---------------   ------------------
                                                      --------   --------    -----------    ---------------   ------------------
ALGER AMERICAN GROWTH PORTFOLIO                           138      14.57    $     2,005         0.85 %         $  34.02 %
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO                      6      11.73    $        72         0.85 %         $  17.26 %
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO              6      10.64    $        67         0.85 %         $   6.37 %
AMERICAN CENTURY VP BALANCED PORTFOLIO                     18      10.60    $       188         0.85 %         $   5.97 %
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO                67      11.25    $       754         0.85 %         $  23.46 %
AMERICAN CENTURY VP VALUE PORTFOLIO                        12      11.30    $       141         0.85 %         $  13.05 %
BARON CAPITAL ASSET FUND                                  106      13.48    $     1,430         0.85 %         $  28.92 %
DELAWARE GPF PREMIUM SMALL CAP VALUE SERIES  PORTFOLIO     18      11.89    $       215         0.85 %         $  18.93 %
DREYFUS MIDCAP STOCK PORTFOLIO                             17      11.42    $       195         0.85 %         $  14.20 %
DREYFUS VIF APPRECIATION PORTFOLIO                         98       9.00    $       879         0.85 %         $  20.15 %
DREYFUS VIF GROWTH & INCOME PORTFOLIO                      15       8.86    $       133         0.85 %         $  25.51 %
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO                    2      11.63    $        27         0.85 %         $  16.28 %
FEDERATED AMERICAN LEADERS FUND II                        143      13.89    $     2,005         0.85 %         $  26.62 %
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II          169      14.34    $     2,430         0.85 %         $   1.50 %
FEDERATED SERVICES CAPITAL INCOME FUND                      4       9.56    $        43         0.85 %         $  19.65 %
GARTMORE DREYFUS GVIT MIDCAP MARKET II FUND                25      11.67    $       289         0.85 %         $  16.72 %
INVESCO VIF CORE EQUITY PORTFOLIO                         124      13.91    $     1,727         0.85 %         $  21.56 %
INVESCO VIF HIGH YIELD PORTFOLIO                           72      10.84    $       794         0.85 %         $  23.98 %
INVESCO VIF TECHNOLOGY PORTFOLIO                          233       2.28    $       533         0.85 %         $  44.07 %
JANUS ASPEN SERIES BALANCED PORTFOLIO                      12      10.42    $       127         0.85 %         $   4.21 %
JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO              153      12.95    $     1,984         0.85 %         $   5.49 %
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO                8      10.97    $        83         0.85 %         $   9.65 %
JANUS ASPEN SERIES GROWTH PORTFOLIO                       118      12.96    $     1,524         0.85 %         $  30.62 %
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO          23      10.67    $       243         0.85 %         $  33.78 %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO             134      13.06    $     1,746         0.85 %         $  22.95 %
OPPENHEIMER GLOBAL SECURITIES FUND/VA                      37      12.42    $       454         0.85 %         $  24.21 %
PIMCO VIT HIGH YIELD PORTFOLIO                              8      10.59    $        85         0.85 %         $   5.94 %
PIMCO VIT LOW DURATION PORTFOLIO                           55       9.92    $       549         0.85 %         $  (0.77)%
PRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO            1       8.78    $        11         0.85 %         $  30.00 %
SAFECO RST CORE EQUITY PORTFOLIO                           18      10.85    $       200         0.85 %         $  23.73 %
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO                  39      11.01    $       430         0.85 %         $  41.74 %
SAFECO RST SMALL CAP VALUE                                 15      12.01    $       183         0.85 %         $  20.11 %
SCHWAB MARKETTRACK GROWTH PORTFOLIO II                    100      13.74    $     1,368         0.85 %         $  25.90 %
SCHWAB MONEY MARKET PORTFOLIO                             419      12.04    $     5,045         0.85 %         $  (0.13)%
SCHWAB S&P 500 PORTFOLIO                                  389      13.45    $     5,231         0.85 %         $  27.14 %
SCUDDER VIT EAFE EQUITY INDEX FUND                         38       7.61    $       293         0.85 %         $  32.23 %
SCUDDER VIT SMALL CAP INDEX FUND                           90      12.85    $     1,151         0.85 %         $  45.19 %
STRONG MULTI CAP VALUE FUND II                             62       9.97    $       623         0.85 %         $  37.23 %
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO    54      16.58    $       893         0.85 %         $  36.35 %
SCUDDER SVS I CAPITAL GROWTH PORTFOLIO                     16       7.98    $       125         0.85 %         $  25.82 %
SCUDDER SVS I GROWTH & INCOME PORTFOLIO                    34       7.66    $       260         0.85 %         $  25.67 %

                          ALGER AMERICAN      AMERICAN     BARON CAPITAL    DREYFUS VIF     DREYFUS VIF       FEDERATED    FEDERATED
                              GROWTH        CENTURY VP      ASSET FUND     APPRECIATION      GROWTH &         AMERICAN     FUND FOR
                            PORTFOLIO      INTERNATIONAL                     PORTFOLIO        INCOME      LEADERS FUND II    U.S.
                                             PORTFOLIO                                       PORTFOLIO                    GOVERNMENT
                                                                                                                          SECURITIES
                                                                                                                              II
                         -----------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.85             0.85            0.85            0.85            0.85            0.85          0.85
   assets

         2002

-----------------------
-----------------------
 Ending Unit Value             $ 10.87          $ 9.11          $ 10.46          $ 7.49          $ 7.06         $ 10.97      $ 14.13
 Number of Units Outstanding   161,233          33,955          109,736          98,923          52,809         161,441      173,136
 Net Assets (000's)            $ 1,753           $ 309          $ 1,148           $ 741           $ 373         $ 1,810      $ 2,447
 Total Return                  (33.56%)        (21.06%)         (14.89%)        (17.42%)        (26.00%)        (20.91%)       8.11%
 Investment Income Ratio         0.04%           2.46%            0.00%           1.32%           0.60%           0.96%        2.51%

         2001

-----------------------
-----------------------
 Ending Unit Value             $ 16.36         $ 11.54          $ 12.29          $ 9.07          $ 9.54         $ 13.87      $ 13.07
 Number of Units Outstanding   193,900          27,230           75,949          56,202          67,001         112,380      151,290
 Net Assets (000's)            $ 3,173           $ 314            $ 934           $ 510           $ 639         $ 1,602      $ 1,977
 Total Return                  (12.59%)        (29.82%)          11.35%         (10.08%)         (6.68%)         (5.06%)       6.09%
 Investment Income Ratio         0.24%           0.04%                            0.99%           0.51%           1.29%        3.01%

         2000

-----------------------
-----------------------
 Ending Unit Value             $ 18.72         $ 16.44          $ 11.04         $ 10.09         $ 10.22         $ 14.61      $ 12.32
 Number of Units Outstanding   230,386          51,924           56,176          47,486          50,895          90,160       92,647
 Net Assets (000's)            $ 4,312           $ 853            $ 620           $ 479           $ 520         $ 1,352      $ 1,141
 Total Return                  (15.49%)        (17.51%)          (3.41%)         (1.46%)         (4.58%)          1.53%       10.10%

         1999

-----------------------
-----------------------
 Ending Unit Value             $ 22.15         $ 19.93          $ 11.43         $ 10.24         $ 10.71         $ 14.39      $ 11.19
 Number of Units Outstanding   230,184          38,391           31,570          36,666          29,117         120,912       66,641
 Net Assets (000's)            $ 5,098           $ 765            $ 361           $ 376           $ 312         $ 1,774        $ 746
 Total Return                   32.63%          62.69%           14.30%           2.40%           7.10%           5.81%      (1.50%)

                                                                                                                         (Continued)

                           FEDERATED      INVESCO VIF     INVESCO VIF     INVESCO VIF     JANUS ASPEN     JANUS ASPEN       JANUS
                           SERVICES       CORE EQUITY     HIGH YIELD      TECHNOLOGY        SERIES       SERIES GROWTH      ASPEN
                        CAPITAL INCOME     PORTFOLIO       PORTFOLIO       PORTFOLIO       FLEXIBLE        PORTFOLIO        SERIES
                             FUND                                                           INCOME                     INTERNATIONAL
                                                                                           PORTFOLIO                        GROWTH
                                                                                                                          PORTFOLIO
                         -----------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.85             0.85            0.85            0.85            0.85            0.85             0.85
   assets

         2002

-----------------------
-----------------------
 Ending Unit Value              $ 7.99         $ 11.44           $ 8.75          $ 1.58         $ 12.27          $ 9.93       $ 7.98
 Number of Units Outstanding     2,890         134,274           56,845         237,751         181,698         140,676       41,736
 Net Assets (000's)               $ 23         $ 1,555            $ 526           $ 377         $ 2,230         $ 1,396        $ 333
 Total Return                  (24.62%)        (19.83%)          (2.13%)        (47.51%)          9.55%         (27.09%)    (26.18%)
 Investment Income Ratio         5.96%           1.43%            9.87%               0           6.25%           0.00%        0.46%

         2001

-----------------------
-----------------------
 Ending Unit Value             $ 10.60         $ 14.27           $ 8.94          $ 3.01         $ 11.20         $ 13.62      $ 10.81
 Number of Units Outstanding     4,108         155,519           65,390         279,639         109,721         195,165       64,470
 Net Assets (000's)               $ 44         $ 2,239            $ 611           $ 840         $ 1,229         $ 2,658        $ 697
 Total Return                  (14.46%)         (9.76%)         (15.68%)        (46.33%)          6.81%         (25.40%)    (23.93%)
 Investment Income Ratio         3.10%           1.19%            6.55%                           7.13%           0.07%        1.26%

         2000

-----------------------
-----------------------
 Ending Unit Value             $ 12.39         $ 15.81          $ 10.60          $ 5.60         $ 10.49         $ 18.26      $ 14.21
 Number of Units Outstanding     5,362         139,214           91,172         234,077          36,445         255,120       71,548
 Net Assets (000's)               $ 66         $ 2,218            $ 990         $ 1,310           $ 382         $ 4,657      $ 1,016
 Total Return                   (9.69%)          4.01%          (12.40%)        (44.00%)          5.32%         (15.27%)    (16.61%)

         1999

-----------------------
-----------------------
 Ending Unit Value             $ 13.72         $ 15.20          $ 12.10                          $ 9.96         $ 21.55      $ 17.04
 Number of Units Outstanding     3,821         135,444          144,019                           8,048         235,562       43,283
 Net Assets (000's)               $ 52         $ 2,076          $ 1,770                            $ 80         $ 5,076        $ 738
 Total Return                    0.81%          13.86%            8.23%                          (0.40%)         42.81%       70.40%

                                                                                                                         (Continued)

                            JANUS ASPEN      PRUDENTIAL      SAFECO RST      SAFECO RST        SCHWAB     SCHWAB MONEY    SCHWAB S&P
                              SERIES        SERIES FUND     CORE EQUITY       GROWTH        MARKETTRACK      MARKET          500
                            WORLDWIDE      EQUITY CLASS      PORTFOLIO     OPPORTUNITIES      GROWTH       PORTFOLIO      PORTFOLIO
                              GROWTH       II PORTFOLIO                      PORTFOLIO     PORTFOLIO II
                            PORTFOLIO
                         -----------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.85             0.85            0.85            0.85            0.85            0.85             0.85
   assets

         2002

-----------------------
-----------------------
 Ending Unit Value             $ 10.62          $ 6.75           $ 8.77          $ 7.77         $ 10.91         $ 12.06     $ 10.58
 Number of Units Outstanding   167,744             995           31,832          33,318          98,384         507,990     348,653
 Net Assets (000's)            $ 1,782             $ 7            $ 279           $ 259         $ 1,073         $ 6,125     $ 3,687
 Total Return                  (26.15%)        (23.30%)         (26.55%)        (38.19%)        (16.14%)          0.50%     (23.05%)
 Investment Income Ratio         0.71%           0.56%            1.05%           0.00%           2.64%           1.33%       1.28%

         2001

-----------------------
-----------------------
 Ending Unit Value             $ 14.38          $ 8.80          $ 11.94         $ 12.57         $ 13.01         $ 12.00     $ 13.75
 Number of Units Outstanding   197,508             809           36,876          27,184          47,996       1,093,341     278,148
 Net Assets (000's)            $ 2,841             $ 7            $ 440           $ 342           $ 625        $ 13,120     $ 3,825
 Total Return                  (23.13%)        (12.40%)         (10.17%)         18.16%          (9.19%)          2.83%     (12.92%)
 Investment Income Ratio         0.45%           0.36%            0.66%                           2.23%           3.52%       1.02%

         2000

-----------------------
-----------------------
 Ending Unit Value             $ 18.71         $ 10.05          $ 13.29         $ 10.64         $ 14.33         $ 11.67     $ 15.79
 Number of Units Outstanding   284,204          17,767           55,168          17,234          54,059         810,042     255,805
 Net Assets (000's)            $ 5,316           $ 179            $ 733           $ 183           $ 775         $ 9,452     $ 4,039
 Total Return                  (16.36%)          2.03%          (11.52%)         (6.99%)         (5.60%)          5.04%     (10.13%)

         1999

-----------------------
-----------------------
 Ending Unit Value             $ 22.37          $ 9.85          $ 15.02         $ 11.44         $ 15.18         $ 11.11     $ 17.57
 Number of Units Outstanding   234,428             N/A           77,732          19,507          42,025         408,367     270,917
 Net Assets (000's)            $ 5,244             N/A          $ 1,168           $ 223           $ 638         $ 4,537     $ 4,759
 Total Return                   63.05%          (1.50%)           8.37%          14.40%          18.59%           3.93%      19.44%

                                                                                                                         (Continued)

                                           SCUDDER VIT     SCUDDER VIT     STRONG MULTI     UNIVERSAL      SCUDDER SVS I     SCUDDER
                                           EAFE EQUITY      SMALL CAP    CAP VALUE FUND   INSTITUTIONAL   CAPITAL GROWTH     SVS I
                                           INDEX FUND      INDEX FUND          II        FUND U.S. REAL     PORTFOLIO       GROWTH &
                                                                                             ESTATE                          INCOME
                                                                                            PORTFOLIO                      PORTFOLIO
                                          ------------------------------------------------------------------------------------------

Expenses as a % of net assets                 0.85            0.85            0.85            0.85            0.85             0.85

         2002

-----------------------
-----------------------
 Ending Unit Value                              $ 5.76           $ 8.85          $ 7.27         $ 12.16          $ 6.34       $ 6.09
 Number of Units Outstanding                    41,969           75,203          88,871          52,232          13,975       10,849
 Net Assets (000's)                              $ 242            $ 665           $ 646           $ 635            $ 89         $ 66
 Total Return                                  (22.16%)         (21.26%)        (23.79%)         (1.62%)        (29.79%)    (23.78%)
 Investment Income Ratio                         3.76%            0.73%           0.44%           3.45%           0.37%        1.18%

         2001

-----------------------
-----------------------
 Ending Unit Value                              $ 7.40          $ 11.24          $ 9.54         $ 12.36          $ 9.03       $ 7.99
 Number of Units Outstanding                    12,387           52,551          82,944          26,658          17,131       16,180
 Net Assets (000's)                               $ 92            $ 591           $ 791           $ 329           $ 155        $ 129
 Total Return                                  (25.36%)           1.27%           3.24%          10.14%         (20.08%)    (12.07%)
 Investment Income Ratio                                          1.73%           0.01%           4.85%           0.41%        1.05%

         2000

-----------------------
-----------------------
 Ending Unit Value                              $ 9.92          $ 11.10          $ 9.24         $ 11.22         $ 11.30       $ 9.09
 Number of Units Outstanding                     6,609            4,257          27,382          16,089          14,267       10,277
 Net Assets (000's)                               $ 66             $ 47           $ 253           $ 180           $ 161         $ 93
 Total Return                                  (17.33%)          (4.72%)          6.94%          25.50%         (10.60%)     (2.88%)

         1999

-----------------------
-----------------------
 Ending Unit Value                             $ 12.00          $ 11.65          $ 8.64          $ 8.94         $ 12.64       $ 9.36
 Number of Units Outstanding                       202            2,510           9,666           5,789           8,181          864
 Net Assets (000's)                                $ 2             $ 29            $ 84            $ 52           $ 103          $ 8
 Total Return                                   20.00%           16.50%         (13.60%)         (4.18%)         26.40%      (6.40%)

                                                                                                                         (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

1. ORGANIZATION

      The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), was established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                                Purchases           Sales

                                                              --------------    --------------

      Alger American Growth Portfolio                      $        233,144  $        566,854
      Alger American Midcap Growth Portfolio                        240,554           173,147
      Alliance Bernstein VP Utility Income Portfolio                 69,221             7,211
      American Century VP Balanced Portfolio                        184,217               105
      American Century VP International Portfolio                 5,840,798         5,544,783
      American Century VP Value Portfolio                           133,566             4,222
      Baron Capital Asset Fund                                      363,844           373,631
      Berger IPT-Small Company Growth Fund                              175           611,465
      Delaware GPF Premium Small Cap Value Series                   389,945           181,639
      Portfolio
      Dreyfus Midcap Stock Portfolio                                195,493             2,139
      Dreyfus VIF Appreciation Portfolio                            419,807           472,652
      Dreyfus VIF Growth & Income Portfolio                          51,938           310,142
      Dreyfus VIF Developing Leaders Portfolio                       30,076             4,505
      Federated American Leaders Fund II                            267,283           477,612
      Federated Fund for U.S. Government Securities II              939,087           911,659
      Federated Services Capital Income Fund                         48,664            35,228
      Gartmore Dreyfus GVIT Midcap Market II Fund                   275,790             1,383
      INVESCO VIF Core Equity Portfolio                             360,109           485,699
      INVESCO VIF High Yield Portfolio                            2,558,653         2,389,900
      INVESCO VIF Technology Portfolio                              274,595           300,733
      Janus Aspen Series Balanced Portfolio                         124,293               125
      Janus Aspen Series Flexible Income Portfolio                  702,933           971,276
      Janus Aspen Series Growth & Income Portfolio                   75,676               219
      Janus Aspen Series Growth Portfolio                           206,795           490,361
      Janus Aspen Series International Growth Portfolio           2,755,060         2,957,736
      Janus Aspen Series Worldwide Growth Portfolio               1,642,649         1,991,977
      Oppenheimer Global Securities Fund/VA                         420,934             5,128
      PIMCO VIT High Yield Portfolio                                118,961            38,171
      PIMCO VIT Low Duration Portfolio                              658,389           112,078
      Prudential Series Fund Equity Class II Portfolio               46,992            47,929
      Safeco RST Core Equity Portfolio                               95,514           233,212
      Safeco RST Growth Opportunities Portfolio                     249,441           170,280
      Safeco RST Small Cap Value Portfolio                          577,102           401,592
      Schwab MarketTrack Growth Portfolio II                        126,886           120,278
      Schwab Money Market Portfolio                              19,206,077        20,607,743
      Schwab S&P 500 Portfolio                                    1,257,852           728,277
      Scudder VIT EAFE Equity Index Fund                          1,285,006         1,290,871
      Scudder VIT Small Cap Index Fund                              461,851           306,280
      Strong Multi Cap Value Fund II                                242,210           420,718
      Universal Institutional Fund U.S. Real Estate                 273,174           245,244
      Portfolio
      Scudder SVS I Capital Growth Portfolio                        117,118           100,573
      Scudder SVS I Growth & Income Portfolio                       218,624            56,832
                                                              --------------    --------------
      Total                                                $                 $
                                                              ==============    ==============

4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

      Transfer Fees

      The Company charges $10 for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in the Series Account any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 0.85%. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the year ended December 31, 2003 is included on the following page. For the years ended December 31, 2002, 2001, 2000 and 1999, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the year ended December 31, 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                              Financial Statements
                First Great-West Life & Annuity Insurance Company
   (A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

                    Financial Statements for the Years Ended
                        December 31, 2003, 2002, and 2001
                        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of First Great-West Life & Annuity Insurance Company:

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Denver, Colorado
February 25, 2004

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2003 AND 2002

==============================================================================================
(Dollars in Thousands)

ASSETS                                                            2003                2002
------
                                                            -----------------   -----------------

INVESTMENTS:

  Fixed maturities, available-for-sale, at fair value
    (amortized cost $ 222,068 and $195,893)               $       230,298    $        205,681
  Short-term investments, available-for-sale (cost
    approximates fair value)                                       13,927               4,026
                                                            -----------------   -----------------
                                                                                -----------------
     Total Investments                                            244,225             209,707

OTHER ASSETS:
  Cash                                                              4,518              11,550
  Reinsurance receivable                                            2,563               2,870
  Deferred policy acquisition costs                                 6,817               1,069
  Investment income due and accrued                                 1,710               1,807
  Amounts receivable related to uninsured
    accident and health plan claims (net of allowances of
 $695 and $1,491)                                                   1,053                 903
  Premiums in course of collection
    (net of allowances of $130 and $300)                              459                 456
  Other assets                                                      2,219               2,712
SEPARATE ACCOUNT ASSETS                                            43,908              35,250
                                                            -----------------   -----------------


TOTAL ASSETS                                              $       307,472    $        266,324
                                                            =================   =================


==============================================================================================


LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
  Policy reserves                                        $       179,209    $        169,985
  Policy and contract claims                                       3,740               2,819
  Policyholders' funds                                             2,609               2,623
GENERAL LIABILITIES:
  Due to Parent Corporation                                        7,006               3,125
  Bank overdrafts                                                  1,057               1,370
  Repurchase agreements                                           11,037
  Deferred taxes                                                   2,006                 670
  Other liabilities                                                2,440               2,712
SEPARATE ACCOUNT LIABILITIES                                      43,908              35,250
                                                           -----------------   -----------------
     Total Liabilities                                           253,012             218,554
                                                           -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Common stock, $1,000 par value, 10,000 shares
    authorized, 2,500 issued and outstanding                       2,500               2,500
  Additional paid-in capital                                      28,600              28,600
  Accumulated other comprehensive income                           4,804               3,668
  Retained earnings                                               18,556              13,002
                                                           -----------------   -----------------
     Total Stockholder's Equity                                   54,460              47,770
                                                           -----------------   -----------------



     TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                $       307,472    $        266,324
                                                           =================   =================


See notes to financial statements.                                               (Concluded)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

==============================================================================================
(Dollars in Thousands)

                                                     2003             2002            2001
                                                ---------------  ---------------  --------------
REVENUES:
  Premium income (net of premium ceded
    of $642, $496, and $384)                  $     10,266     $     10,014     $     15,130
  Fee income                                         3,825            3,973            5,575
  Net investment income                             12,409           12,844           11,763
  Net realized gains on investments                  2,200              363              642
                                                ---------------  ---------------  --------------
                                                    28,700           27,194           33,110
                                                ---------------  ---------------  --------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries of $778,
    $306, and $177)                                  4,125            6,848           11,132
  Increase (decrease) in reserves                      129              136           (1,262)
  Interest paid or credited to
   contractholders                                   8,076            8,597            7,829
  General and administrative expenses                6,773            6,389            6,624
                                                ---------------  ---------------  --------------
                                                    19,103           21,970           24,323
                                                ---------------  ---------------  --------------

INCOME BEFORE INCOME TAXES                           9,597            5,224            8,787

PROVISION FOR INCOME TAXES:
  Current                                            3,234              694            3,383
  Deferred                                             809              913              (89)
                                                ---------------  ---------------  --------------
                                                     4,043            1,607            3,294
                                                ---------------  ---------------  --------------

NET INCOME                                    $      5,554     $      3,617     $      5,493
                                                ===============  ===============  ==============


See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

====================================================================================================================================
(Dollars in Thousands)
                                                                                      Accumulated
                                                                      Additional         Other
                                                                       Paid-in       Comprehensive       Retained
                                          Shares         Amount        Capital       Income (Loss)       Earnings        Total
                                       -------------  -------------  -------------  ----------------   -------------  -------------
                                       -------------  -------------  -------------  ----------------   -------------  -------------
BALANCES, JANUARY 1, 2001                   2,500   $      2,500   $     28,600   $      1,082      $       3,892   $     36,074
                                       -------------  -------------  -------------  ----------------   -------------  -------------

    Net income                                                                                              5,493          5,493
    Other comprehensive income (loss)                                                     (355)                             (355)
                                                                                                                      -------------
    Comprehensive income                                                                                                   5,138
                                       -------------  -------------  -------------  ----------------   -------------  -------------
BALANCES, DECEMBER 31, 2001                 2,500          2,500         28,600            727              9,385         41,212
                                       -------------  -------------  -------------  ----------------   -------------  -------------

    Net income                                                                                              3,617          3,617
   Other comprehensive income                                                            2,941                             2,941
                                                                                                                      -------------
   Comprehensive income                                                                                                    6,558
                                       -------------  -------------  -------------  ----------------   -------------  -------------
                                       -------------  -------------  -------------  ----------------   -------------  -------------
BALANCES, DECEMBER 31, 2002                 2,500          2,500         28,600          3,668             13,002         47,770
                                       -------------  -------------  -------------  ----------------   -------------  -------------
                                       -------------  -------------  -------------  ----------------   -------------  -------------

  Net income                                                                                                5,554          5,554
  Other comprehensive income                                                             1,136                             1,136
                                                                                                                      -------------
  Comprehensive income                                                                                                     6,690
                                                                                                                      -------------
                                       -------------  -------------  -------------  ----------------   -------------  -------------
BALANCES, DECEMBER 31, 2003                 2,500   $      2,500   $     28,600   $      4,804      $      18,556   $     54,460
                                       =============  =============  =============  ================   =============  =============
                                       =============  =============  =============  ================   =============  =============



See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)
                                                         2003           2002           2001
                                                      ------------   ------------  -------------
OPERATING ACTIVITIES:
  Net income                                        $    5,554    $     3,617    $    5,493
  Adjustments to reconcile net income to net cash
    provided by operating activities
      Amortization of investments                         (214)          (928)       (1,144)
      Realized (gains) losses on sale of                (2,200)          (363)         (642)
investments

      Amortization of deferred acquisition costs         2,396            560           393
      Deferred income taxes                                809            913           (89)
  Changes in assets and liabilities:
      Accrued interest and other receivables                94            242         1,322
      Policy benefit liabilities                         7,200         18,660         3,484
      Reinsurance receivable                               307           (524)         (422)
      Bank overdrafts                                     (313)        (1,734)       (5,850)
      Other, net                                        (4,910)        (1,189)         (235)
                                                      ------------   ------------  -------------
                                                      ------------   ------------  -------------
        Net cash provided by operating activities        8,723         19,254         2,310
                                                      ------------   ------------  -------------

INVESTING ACTIVITIES:

Proceeds from sales, maturities and redemptions
of fixed maturities available for sale              $  301,076    $    29,686    $    59,417

Purchases of fixed maturities available for sale      (334,738)       (47,772)      (73,742)
                                                      ------------   ------------  -------------
        Net cash used in investing activities       $  (33,662)   $   (18,086)   $  (14,325)
                                                      ------------   ------------  -------------

See notes to financial statements.                                                (Continued)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
==============================================================================================
(Dollars in Thousands)

                                                         2003           2002           2001
                                                      ------------   ------------  -------------
FINANCING ACTIVITIES:

  Contract deposits, net of withdrawals             $    2,989    $      (217)   $    1,313
  Due (from) to Parent Corporation                       3,881          2,739        10,100
  Net borrowings under repurchase agreements            11,037
                                                      ------------   ------------  -------------
                                                      ------------   ------------  -------------
        Net cash provided by financing activities       17,907          2,522        11,413
                                                      ------------   ------------  -------------

NET INCREASE (DECREASE) IN CASH                         (7,032)         3,690          (602)

CASH, BEGINNING OF YEAR                                 11,550          7,860         8,462
                                                      ------------   ------------  -------------

CASH, END OF YEAR                                   $    4,518    $    11,550    $    7,860
                                                      ============   ============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                    $        0    $         0    $        0

           Income taxes are paid by the Parent Corporation on behalf of the Company as part of the income tax allocation agreement.

See notes to financial statements.                                                (Concluded)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
================================================================================
(Dollars in Thousands)

1.      ORGANIZATION

        First Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (the Parent Corporation). The Company was incorporated as a stock life insurance company in the State of New York and was capitalized on April 4, 1997 through a $6,000 cash investment from the Parent Corporation for 2,000 shares of common stock. On December 29, 1997, the Company issued an additional 500 shares of common stock to the Parent Corporation for $500. The Company was licensed as an insurance company in the State of New York on May 28, 1997. The Company does business in New York through two business segments, as discussed in Note 10.

2. SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Certain reclassifications have been made to the 2002 and 2001 financial statements and related footnotes to conform to the 2003 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

        Investments - Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

        Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

        Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        Gains and losses realized on disposal of investments are determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $2,396, $560, and $393 in 2003, 2002 and 2001, respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies, which are affiliates of the Parent Corporation, shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administration fees and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $162,275 and $154,348 at December 31, 2003 and 2002, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $16,036 and $14,379 at December 31, 2003 and 2002, respectively, are established at contractholders' account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (See Note 5).

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Recognition of Premium Income and Expenses - Life insurance premiums are recognized when due. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period, and are realized as assessed and earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 3.6% and 4.0% in 2003 and 2002, respectively.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

        Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

        Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) No.141, "Business Combinations" (SFAS No.
        141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

        Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

        Selected Loan Loss Allowance Methodology - In July 2001, the Securities and Exchange Commission (SEC) released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB No. 102). SAB No. 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB No. 102 by the Company did not have a material impact on the Company's financial position or results of operations.

        Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No. 144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No. 144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

        Technical Corrections - April 2002, the FASB issued Statement No. 145 "Rescission of FASB No. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provision of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. SFAS No. 145 was adopted January 1, 2003 without a material impact on the Company's financial position or results of operations.

        Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

        In April 2003, the FASB issued Statement No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS No. 149 and already effective, SFAS No. 149 was effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a significant impact on the Company's financial position or results of operation.

        In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with characteristics of both Liabilities and Equity" (SFAS No. 150). SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances), many of which were previously classified as equity. The provisions of SFAS No. 150 were effective for financial instruments entered into or modified after May 31, 2003 and with one exception, was effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS No. 150 did not have a material effect on the Company's financial statements.

        Regulatory Requirements - In accordance with the requirements of the State of New York, the Company must demonstrate adequate capital, as defined. At December 31, 2003, the Company was in compliance with the requirement.

        The Company is also required to maintain an investment deposit in the amount of $5,000 in cash or investment certificates with the New York Insurance Commissioner for the protection of policyholders in the event it is unable to satisfactorily meet its contractual obligations. A United States Treasury obligation, whose cost approximates market value, was designated to meet this requirement at December 31, 2003.

3. RELATED-PARTY TRANSACTIONS

        The Company and the Parent Corporation have service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers its investment portfolio, and whereby, it provides certain services for the Parent Corporation. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended. These transactions are summarized as follows:

                                                                  Years Ended
                                                                  December 31,

                                                      -------------------------------------
                                                         2003         2002         2001
        ============================================  -----------  -----------  -----------
        Investment management expense
        ============================================
          (included in net investment income)       $      132   $      130   $      123
        ============================================
        Administrative and underwriting services
        ============================================
           (included in general and administrative
        ============================================
           expenses)                                     4,012        3,961        3,070
        ============================================

==============================================================================================

        The Company and the Parent Corporation have an agreement whereby the Parent Corporation has committed to provide certain financial support related to maintaining adequate regulatory surplus and liquidity.

4. ALLOWANCES ON POLICYHOLDER RECEIVABLES

        Amount receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

        Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                          2003           2002            2001
                                                      -------------  -------------   -------------
           Balance, beginning of year               $      1,491   $      1,835            $
           Provisions charged (reversed) to                 (336)           869           1,935
           operations
           Amounts written off - net                        (460)        (1,213)           (100)
                                                      -------------  -------------   -------------
           Balance, end of year                     $        695   $      1,491           1,835
                                                      =============  =============   =============



        Activity in the allowance for premiums in course of collection is as follows:

                                                           2003           2002           2001
                                                       -------------  -------------  -------------
           Balance, beginning of year                $        300   $        875   $        776
           Provisions charged (reversed) to                  (116)          (442)           167
           operations

           Amounts written off - net                          (54)          (133)           (68)

                                                       -------------  -------------  -------------
           Balance, end of year                      $        130   $        300   $        875
                                                       =============  =============  =============

     5. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to the Parent Corporation up to a maximum of $1,250 of coverage per individual life. Any excess amount is reinsured to a third party.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2003 and 2002, the reinsurance receivable had a carrying value of $2,563 and $2,870, respectively.

        Total reinsurance premiums ceded to the Parent Corporation in 2003, 2002 and 2001 were $532, $343 and $107, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:

                                                                                      Percentage
                                                                                      of Amount
                                           Reinsurance   Reinsurance                   Assumed
                               Direct         Ceded        Assumed         Net          To Net
                            -------------  ------------- ------------  -------------  -----------
        December 31, 2003:
          Life insurance in force:
            Individual    $  2,583,199   $  1,013,127   $            $  1,570,072        0.0%
            Group              317,440                                    317,440        0.0%
                            -------------  ------------- ------------  -------------
             Total        $  2,900,639   $  1,013,127   $            $  1,887,512
                            =============  ============= ============  =============

          Premium Income:

            Life          $      4,951   $        532   $            $      4,419        0.0%
        insurance
                                 5,927            104                       5,823        0.0%
        Accident/health

                            -------------  ------------- ------------  -------------
             Total        $     10,878   $        636   $            $     10,242
                            =============  ============= ============  =============

        December 31, 2002:
          Life insurance in force:
            Individual    $  1,489,496   $    603,672   $            $    885,824        0.0%
            Group              418,254                                    418,254        0.0%
                            -------------  ------------- ------------  -------------
             Total        $  1,907,750   $    603,672   $            $  1,304,078
                            =============  ============= ============  =============

          Premium Income:

            Life          $      3,384   $        343   $            $      3,041        0.0%
        insurance
                                 7,120            145                       6,975        0.0%
        Accident/health

                            -------------  ------------- ------------  -------------
             Total        $     10,504   $        488   $            $     10,016
                            =============  ============= ============  =============


        December 31, 2001:
          Life insurance in force:
            Individual    $    493,567   $    136,613   $            $    356,954        0.0%
            Group              393,861                                    393,861        0.0%
                            -------------  ------------- ------------  -------------
             Total        $    887,428   $    136,613   $            $    750,815
                            =============  ============= ============  =============

          Premium Income:

            Life          $      3,789   $        107   $            $      3,682        0.0%
        insurance
                                11,724            268                      11,456        0.0%
        Accident/health

                            -------------  ------------- ------------  -------------
             Total        $     15,513   $        375   $            $     15,138
                            =============  ============= ============  =============

6. SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2003 are summarized as follows:

                                                 Gross        Gross       Estimated
                                  Amortized    Unrealized    Unrealized     Fair        Carrying
                                     Cost        Gains        Losses        Value        Value
     ---------------------------  -----------  -----------   ----------   ----------   -----------
     U.S. Government CMO        $   10,047   $      171   $       (32) $     10,186 $     10,186
     U.S. Government ABS             5,778          649                       6,427        6,427
     U.S. Government MBS            32,050          141                      32,191       32,191
     U.S. Government Other          22,011        1,806            (1)       23,816       23,816
     Corporate bonds                36,426        3,435                      39,861       39,861
     Public utilities                7,593          916                       8,509        8,509
     Mortgage backed securities      4,020           44                       4,064        4,064
     CMO

     Asset backed securities        77,530        1,947        (1,061)       78,416       78,416
     Collateralized mortgage
       Obligation                   26,613          215                      26,828       26,828
                                  -----------  -----------   ----------   ----------   -----------
                                $  222,068   $    9,324   $    (1,094) $    230,298 $    230,298
                                  ===========  ===========   ==========   ==========   ===========

        Fixed maturities owned at December 31, 2002 are summarized as follows:

                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $    33,449  $     1,597  $             $    35,046  $    35,046
     U.S. Government ABS           7,165          458                      7,623        7,623
     U.S. Government Other        31,841        2,689                     34,530       34,530
     Corporate bonds              51,478        3,820                     55,298       55,298
     Public utilities              7,590          972          (50)        8,512        8,512
     Asset backed securities      55,756        1,828       (1,727)       55,857       55,857
     Collateralized mortgage
       Obligation                  8,614          201                      8,815        8,815
                                ----------   ----------   -----------  -----------  -----------
                             $   195,893  $    11,565  $    (1,777)  $   205,681  $   205,681
                                ==========   ==========   ===========  ===========  ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 7 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Available-for-Sale

                                             ------------------------
                                             Amortized    Estimated
                                                Cost      Fair Value

                                             -----------  -----------
        Due in one year or less            $    5,098   $    5,566
        Due after one year through five        53,734       58,500
        years
        Due after five years through ten        7,198        8,120
        years
        Mortgage backed securities             72,730       73,269
        Asset backed securities                83,308       84,843
                                             -----------  -----------
                                           $  222,068   $  230,298
                                             ===========  ===========

        Proceeds from sales of securities available-for-sale were $17,543, $18,719 and $54,832 during 2003, 2002 and 2001, respectively. The realized gains on such sales totaled $3,200, $433 and $950 for 2003, 2002 and 2001, respectively. The realized losses totaled $1,000, $70 and $308 for 2003, 2002 and 2001, respectively.

7. ESTIMATED FAIR-VALUE OF FINANCIAL INSTRUMENTS

                                                               December 31,
                                             --------------------------------------------------
                                                      2003                      2002
                                             ------------------------  ------------------------
                                              Carrying    Estimated     Carrying    Estimated
                                               Amount     Fair Value     Amount     Fair Value
                                             -----------  -----------  -----------  -----------
        ASSETS:
          Fixed maturities and short-term
            investments                    $  244,225   $  244,225   $  209,707   $  209,707
        LIABILITIES:

          Annuity contract reserves
        without

            life contingencies                 16,036       16,036       14,379       14,379
          Policyholders' funds                  2,609        2,609        2,623        2,623

        The estimated fair value of financial instruments has been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        The fair value of annuity contract reserves without life contingencies are estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

        The estimated fair-value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

8. FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                 2003           2002           2001
                                              -----------    -----------    ------------
        Federal tax rate                          35.0   %       35.0   %       35.0    %
        Change in tax rate resulting from:
          State taxes, net of premium tax          5.2           (4.0)           2.1
          offset
          Other                                    1.9           (0.2)           0.4
                                              -----------    -----------    ------------
        Total                                     42.1   %       30.8   %       37.5    %
                                              ===========    ===========    ============

        Temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2003 and 2002, are as follows:

                                                  2003                   2002
                                          ---------------------  ---------------------
                                          Deferred   Deferred     Deferred   Deferred
                                            Tax         Tax         Tax        Tax
                                           Asset     Liability     Asset     Liability
                                          ---------  ----------   ---------  ---------
        Policy reserves               $    1,624   $           $   1,564   $
        Deferred policy acquisition                    2,694                     646
        costs
        Deferred acquisition cost proxy    2,054                   2,145
        tax
        Investment assets                              2,876                   3,307
        Other                                            114                     426
                                          ---------  ----------   ---------  ---------
        Total deferred taxes          $    3,678   $   5,684   $   3,709   $   4,379
                                          =========  ==========   =========  =========



        Amounts included for investment assets above include $2,881 and $3,426 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2003 and 2002, respectively. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized.

        The Company and the Parent Corporation have entered into an income tax allocation agreement whereby the Parent Corporation could file a consolidated federal income tax return. Under the agreement, the Company is responsible for and will receive the benefits of any income tax liability or benefit computed on a separate basis. Beginning in 2002, the Company filed its income tax returns on a consolidated basis with its Parent Corporation.

9. OTHER COMPREHENSIVE INCOME

        Other comprehensive income for the year ended December 31, 2003 is summarized as follows:

                                                                     Tax

                                                Before-Tax        (Expense)       Net-of-Tax
                                                  Amount         or Benefit         Amount
                                               --------------   --------------  ---------------
        Unrealized gains (losses) on:
          Available-for-sale securities      $          726  $          (254) $          472
          Unrealized holding gains (losses)
            arising during the period                (2,200)             770          (1,430)
                                               --------------   --------------  ---------------
          Net unrealized gains (losses)              (1,474)             516            (958)
        Reserve and DAC adjustment                    3,221           (1,127)          2,094
                                               --------------   --------------  ---------------
        Other comprehensive income (loss)    $        1,747  $          (611) $        1,136
                                               ==============   ==============  ===============

        Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                                     Tax

                                                Before-Tax        (Expense)       Net-of-Tax
                                                  Amount         or Benefit         Amount
                                               --------------   --------------  ---------------
        Unrealized gains on

          Available-for-sale securities      $        7,816  $        (2,816) $        5,000
          Unrealized holding gains (losses)
            arising during the period                    68              (24)             44
                                               --------------   --------------  ---------------
          Net unrealized gains (losses)               7,884           (2,840)          5,044
        Reserve and DAC adjustment                   (3,287)           1,184          (2,103)
                                               --------------   --------------  ---------------
        Other comprehensive income (loss)    $        4,597  $        (1,656) $        2,941
                                               ==============   ==============  ===============

        Other comprehensive income (loss) for the year ended December 31, 2001 is summarized as follows:

                                                                     Tax

                                                Before-Tax        (Expense)       Net-of-Tax
                                                  Amount         or Benefit         Amount
                                               --------------   --------------  ---------------
        Unrealized gains on:
          Unrealized holding gains

            arising during the period        $           16  $            (5) $           11
          Less: reclassification adjustment
            for (gains) losses realized in
        net

            income                                     (220)              69            (151)
                                               --------------   --------------  ---------------
          Net unrealized gains (losses)                (204)              64            (140)
        Reserve and DAC adjustment                     (331)             116            (215)
                                               --------------   --------------  ---------------
        Other comprehensive income (loss)    $         (535) $           180  $         (355)
                                               ==============   ==============  ===============





10. DIVIDEND RESTRICTIONS AND CODIFICATION

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                      2003          2002           2001
        ========================================   ------------  ------------   ------------
                                                   (Unaudited)
        ========================================
        Net income                              $    2,495    $    1,086    $     6,155

        ========================================
        Capital and surplus                         38,762        33,224         31,480
        ========================================

        In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The New York Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the New York Division of Insurance decreased statutory net worth as of January 1, 2001 by approximately $106. (The modifications adopted by the New York Division of Insurance had the effect of decreasing statutory net worth by approximately $2,901).

        As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. In addition, the maximum amount of dividends, which can be paid to stockholders, is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. The Company should be able to pay dividends of $3,876 in 2004. The Company paid no dividends in 2003, 2002 and 2001. Dividends are paid as determined by the Board of Directors.

       11. SEGMENT INFORMATION

        The Company has two reportable segments: Great-West Healthcare (formerly Employee Benefits) and Financial Services. The Great-West Healthcare segment markets group life and health to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Great-West Healthcare segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 segment information has been reclassified to account for this change.

        The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.

        Summarized segment financial information for the year ended and as of December 31, 2003 was as follows:

        Operations:                             Great-West        Financial
                                                Healthcare        Services          Total
                                               --------------   --------------  ---------------
        Revenue:
          Premium income                     $        2,916  $         7,350  $       10,266
          Fee income                                    553            3,272           3,825
          Net investment income                      11,041            1,368          12,409
          Realized investment gains(losses)           2,333             (133)          2,200
                                               --------------   --------------  ---------------
        Total revenue                                16,843           11,857          28,700
        Benefits and Expenses:

          Benefits                                    9,837            2,493          12,330
          Operating expenses                          3,322            3,451           6,773
                                               --------------   --------------  ---------------
        Total benefits and expenses                  13,159            5,944          19,103
                                               --------------   --------------  ---------------

        Net operating income before

          Income taxes                                3,684            5,913           9,597
        Income taxes                                  1,553            2,490           4,043
                                               --------------   --------------  ---------------
        Net income                           $        2,131  $         3,423  $        5,554
                                               ==============   ==============  ===============


        Assets:

        Investment assets                    $       23,675  $       220,550  $      244,225
        Other assets                                  5,182           14,157          19,339
        Separate account assets                                       43,908          43,908
                                               --------------   --------------  ---------------
        Total assets                         $       28,857  $       278,615  $      307,472
                                               ==============   ==============  ===============



        Summarized segment financial information for the year ended and as of December 31, 2002 was as follows:

        Operations:                             Great-West        Financial
                                                Healthcare        Services          Total
                                               --------------   --------------  ---------------
        Revenue:

          Premium income                     $        9,366  $           648  $       10,014
          Fee income                                  3,630              343           3,973
          Net investment income                       1,992           10,852          12,844
          Realized investment gains                     234              129             363
                                               --------------   --------------  ---------------
        Total revenue                                15,222           11,972          27,194
        Benefits and Expenses:

          Benefits                                    6,537            9,044          15,581
          Operating expenses                          4,022            2,367           6,389
                                               --------------   --------------  ---------------
        Total benefits and expenses                  10,559           11,411          21,970
                                               --------------   --------------  ---------------

        Net operating income before

          Income taxes                                4,663              561           5,224
        Income taxes                                  1,450              157           1,607
                                               --------------   --------------  ---------------
        Net income                           $        3,213  $           404  $        3,617
                                               ==============   ==============  ===============

        Assets:

        Investment assets                    $       20,983  $       188,724  $      209,707
        Other assets                                  9,007           12,360          21,367
        Separate account assets                                       35,250          35,250
                                               --------------   --------------  ---------------
        Total assets                         $       29,990  $       236,334  $      266,324
                                               ==============   ==============  ===============



        Summarized segment financial information for the year ended and as of December 31, 2001 was as follows:

        Operations:                             Great-West        Financial
                                                Healthcare        Services          Total
                                               --------------   --------------  ---------------
        Revenue:

          Premium income                     $       15,054  $            76  $       15,130
          Fee income                                  5,196              379           5,575
          Net investment income                       1,479           10,284          11,763
          Realized investment gains(losses)             (37)             679             642
                                               --------------   --------------  ---------------
        Total revenue                                21,692           11,418          33,110
        Benefits and Expenses:

          Benefits                                    9,472            8,227          17,699
          Operating expenses                          5,059            1,565           6,624
                                               --------------   --------------  ---------------
        Total benefits and expenses                  14,531            9,792          24,323
                                               --------------   --------------  ---------------

        Net operating income before

          Income taxes                                7,161            1,626           8,787
        Income taxes                                  2,670              624           3,294
                                               --------------   --------------  ---------------
        Net income                           $        4,491  $         1,002  $        5,493
                                               ==============   ==============  ===============

12. COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.
                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


        The financial statements for First Great-West Life & Annuity Insurance Company for the years ended December 31, 2003, 2002 and 2001 are included in the Statement of Additional Information. The financial statements for Variable Annuity-1 Series Account for the years ended December 31, 2003 and 2002 are also included in the Statement of Additional Information.


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (2) Not applicable.


               (3) Form of underwriting agreement between Depositor and Principal Underwriter is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).


               (4) Form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).

               (5) Form of the application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-25289).

               (6) Restated Charter of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 20, 1998 (File No. 333-25289) and Bylaws of Depositor are incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (7) Not applicable.

               (8)(a) Participation agreement with Alger American Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with Alger American Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).


               (8)(b) Participation agreement with Alliance Variable Products Series Fund, Inc. is filed herewith.

               (8)(c) Participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

               (8)(d) Participation agreement with Baron Capital Funds Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (8)(e) Participation agreement with Delaware VIP Trust is filed herewith.

               (8)(f) Participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (8)(g) Participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(h) Participation agreement with Gartmore Variable Insurance Trust is filed herewith.

               (8)(i) Participation agreement with INVESCO Variable Investment Funds, Inc. is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(j) Participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(k) Participation agreement with Oppenheimer Variable Account Funds is filed herewith.

               (8)(l) Participation agreement with PIMCO Variable Insurance Trust is filed herewith.

               (8)(m) Participation agreement with Prudential Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (8)(n) Participation agreement with SAFECO Resource Trust is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(o) Participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

               (8)(p) Participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

               (8)(q) Participation agreement with Strong Variable Insurance Funds, Inc. is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (8)(r) Participation agreement with The Universal Institutional Funds, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 20, 1998 (File No. 333-25289).


               (9) Opinion of counsel and consent of W. Kay Adam is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).

               (10)(a) Written Consent of Jorden Burt LLP is filed herewith.

               (10)(b) Written Consent of Deloitte & Touche LLP is filed herewith.

               (10)(c) Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-4 on April 15, 2002, and to the Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

               (11) Not Applicable.

               (12) Not Applicable.

               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices
Name                         Principal Business Address                 with Depositor
----                         --------------------------                 ----------------


Marcia D. Alazraki, Esq.     1675 Broadway, Suite 2700                  Director
                             New York, New York 10019

James Balog                  2205 North Southwinds Boulevard            Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (6)                                 Director

Orest T. Dackow                     (2)                                 Director

Paul Desmarais, Jr.                 (3)                                 Director

Robert Gratton                      (4)                                 Director

Stuart Z. Katz, Esq.         One New York Plaza                         Director
                             New York, New York 10004

William T. McCallum                 (2)                                 Chairman, President
                                                                        and
                                                                        Chief Executive Officer

Brian E. Walsh               QVan Capital, LLC                          Director
                             1 Dock Street, 4th Floor
                             Stamford, Connecticut  06902

John A. Brown                       (2)                                 Senior Vice President,

                                                                        Retirement Services


S. Mark Corbett                     (2)                                 Senior Vice President,
                                                                        Investments


Glen R. Derback                     (2)                                 Senior Vice President and
                                                                        Treasurer


John R. Gabbert                     (1)                                 Senior    Vice

                                                                        President, Healthcare


Donna A. Goldin                     (1)                                 Senior    Vice

                                                                        President, Healthcare

Mitchell T.G. Graye                 (2)                                 Executive Vice President and Chief
                                                                        Financial Officer


Wayne T. Hoffmann                   (2)                                 Senior Vice President,
                                                                        Investments

D. Craig Lennox                     (5)                                 Senior Vice President,
                                                                        General Counsel and
                                                                        Secretary


James L. McCallen                   (2)                                 Senior Vice President and
                                                                        Actuary


Charles P. Nelson                   (2)                                 Senior Vice President,

                                                                        Retirement Services

Richard F. Rivers                   (1)                                 Executive Vice President,
                                                                        Healthcare


Martin Rosenbaum                    (2)                                 Senior Vice President,

                                                                        Healthcare


                                                                        Position and Offices
Name                         Principal Business Address                 with Depositor
----                         --------------------------                 ----------------


Gregory E. Seller                   (8)                                 Senior Vice President,
                                                                        Retirement Services


Robert K. Shaw                      (2)                                 Senior Vice President,

                                                                        Retirement Services


George D. Webb                      (2)                                 Senior Vice President,

                                                                        Retirement Services


Douglas L. Wooden                   (2)                                 Executive Vice President,

                                                                        Retirement Services


Howard A. Knudsen                   (7)                                 Vice President


(1) 8505 East Orchard Road, Greenwood Village, Colorado 80111
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111

(3) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada     H2Y 2J3
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,     Canada H2Y 2J3
(5) 8525 East Orchard Road, Greenwood Village, Colorado 80111
(6) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba,     Canada R3B 0X5
(7) 125 Wolf Road, Albany, New York 12205
(8) 18101 Von Karman Ave., Suite 1460, Irvine, California 92715


Item 26. Persons controlled by or under common control with the Depositor or Registrant
          ----------------------------------------------------------------------


                              ORGANIZATIONAL CHART

(State/Country of Organization) - Nature of Business
Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.1%  - Power Financial Corporation (Canada) - Holding Company
            74.6%  - Great-West Lifeco Inc. (Canada) - Holding Company
               100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company

                100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                  100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                  100.0% - Great-West Life & Annuity Capital I (Delaware) - Business
                           Trust

                  100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health
                           Insurance Company
                           100.0% - First Great-West Life & Annuity Insurance Company (New York) -
                                Life and Health Insurance Company
                           100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                           100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health
                                    Insurance Company

                           100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency

                                     100.0%  - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer



                                     100.0% - BenefitsCorp, Inc. of Wyoming, Inc. (Wyoming) - Insurance Agency



                      100.0%  - Canada Life Insurance Company of America (Michigan) -
                                Insurance Agency

                                      C-7

                             100.0%  - Canada Life of America Financial Services, Inc. (Georgia) -

                                       Securities Broker/Dealer

                             100.0% - Canada Life Insurance Company of New York
                                      (New York) - Insurance Agency
                             100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) -
                                      Third Party Administrator
                                      100.0% - NPC Administrative Services Corporation (California) -
                                               Administrative Services
                                      100.0% - NPC Securities, Inc. (California) - Securities
                                               Broker/Dealer
                                      100.0% - NPC of Washington, Inc. (Washington) - Third
                                               Party Administrator
                                      100.0% - P.C. Enrollment Services & Ins. Brokerage, Inc.
                                               (Massachusetts) - Insurance Agency
                                      100.0% - EMJAY Corporation (Wisconsin) - Record-keeping and
                                               Trustee Services
                                      100.0% - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company



                             100.0% - Great-West Healthcare, Inc. (Vermont) - Preferred Provider
                                      Organization
                             100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of California, Inc. (California) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) -
                                      Health Maintenance Organization
                             100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Texas, Inc. (Texas) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Washington, Inc. (Washington) -
                                      Health Maintenance Organization

                                      C-8

                             100.0% - One Orchard Equities, Inc. (Colorado) - Securities
                                      Broker/Dealer


                      100.0%  - Financial Administrative Services Corporation (Colorado) -
                                Third Party Administrator
                      100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                        50.0% - Westkin Properties Ltd. (California) - Real Property  Corporation

                      100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                       89.3%  - Maxim Series Fund, Inc. (Maryland) - Investment Company

                      100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser
                               100.0% - Orchard Capital Management, LLC (Colorado) - Investment
                                        Adviser
                               100.0% - Greenwood Investments, LLC (Colorado) - Securities
                                        Broker/Dealer

                        14.1%  - Orchard Series Fund (Delaware) - Investment Company
                       100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 27.       Number of Contractowners


        As of March 15, 2004 there were 529 Contractowners, 527 were in non-qualified accounts and 2 in IRAs.


Item 28.       Indemnification

               Provisions exist under the laws of the state of New York and the Bylaws of First GWL&A whereby First GWL&A may indemnify a director, officer, or controlling person of First GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                             New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

                                        Bylaws of First GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, or in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by acts of omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis, and within the same constraints as, described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29.   Principal Underwriter


          (a) GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for the Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account and COLI VUL - 2 Series Account of Great-West Life & Annuity Insurance Company.

              (b) Directors and Officers of GWFS


Name                     Principal Business Address    Position and Offices with Underwriter


Charles P. Nelson                     (1)              Director, Chairman and President


Robert K. Shaw                        (1)              Director


Graham R. McDonald                    (1)              Director


Gregg E. Seller              18101 Von Karman Ave.     Director and Senior Vice President
                                   Suite 1460
                                Irvine, CA 92715

Jason R. Cavalier                     (1)              Vice President

Thomas M. Connolly            300 Broadacres Drive     Vice President
                              Bloomfield, NJ 07003

William S. Harmon                     (1)              Vice President

Kent A. Morris              500 North Central, Suite   Vice President
                                      220

                               Glendale, CA 91203

Michael P. Sole             One North LaSalle, Suite   Vice President
                                      3200

                               Chicago, IL 60602

Glen R. Derback                       (1)              Treasurer


Beverly A. Byrne                      (1)              Secretary and Chief Compliance Officer


Teresa L. Buckley                     (1)              Compliance Officer


Mary C. Maiers                        (1)              Investments Compliance Officer


(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111.

           (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                  Net

Name of           Underwriting    Compensation
Principal         Discounts and        on          Brokerage
Underwriter       Commissions       Redemption    Commissions   Compensation


GWFS                  -0-              -0-            -0-           -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           (e) First GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by First GWL&A.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 31st day of March, 2004.


                             VARIABLE ANNUITY-1 SERIES ACCOUNT
                             (Registrant)




                             By:    /s/ William T. McCallum
                                    ------------------------------
                                    William T. McCallum, Chairman, President
                                    and Chief Executive Officer of
                                    First Great-West Life &
                                    Annuity Insurance Company



                             FIRST GREAT-WEST LIFE & ANNUITY
                             INSURANCE COMPANY
                             (Depositor)




                             By:    /s/ William T. McCallum
                                    ------------------------------
                                    William T. McCallum, Chairman, President
                                    and Chief Executive Officer


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                       Date


/s/Robert Gratton*                                        March 31, 2004
------------------------------------

Director (Robert Gratton)*


/s/William T. McCallum                                    March 31, 2004
------------------------------------

Chairman, President and Chief Executive
Officer (William T. McCallum)

Signature and Title                                       Date


/s/Mitchell T.G. Graye                                    March 31, 2004
---------------------------------------------------

Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)




/s/Marcia D. Alazraki*                                    March 31, 2004
--------------------------------------------
Director, (Marcia D. Alazraki)*



/s/James Balog*                                           March 31, 2004
--------------------------------------------

Director, (James Balog)*


/s/James W. Burns*                                        March 31, 2004
--------------------------------------------
Director, (James W. Burns)*



/s/Orest T. Dackow*                                       March 31, 2004
--------------------------------------------
Director (Orest T. Dackow)*



/s/ Paul Desmarais, Jr.*                                  March 31, 2004
---------------------------------------------

Director (Paul Desmarais, Jr.)*


/s/Stuart Z. Katz*                                        March 31, 2004
--------------------------------------------
Director (Stuart Z. Katz)*



/s/Brian E. Walsh*                                        March 31, 2004
--------------------------------------------
Director (Brian E. Walsh)*




*By:    /s/D.C. Lennox
        -------------------------------------------
        D. C. Lennox
        Attorney-in-fact pursuant to Powers of Attorney filed with Registrant's Post-Effective Amendment No. 7 and with the Registration Statement.



                                  Exhibit 8(b)



                                  Exhibit 8(e)



                                  Exhibit 8(h)



                                  Exhibit 8(k)



                                  Exhibit 8(l)


                                  Exhibit 10(a)

                                  Exhibit 10(b)